UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2017

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Discovery Fund	September 30, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.4%)
Banks (23.8%):
Atlantic Capital Bancshares, Inc.(a)	51,400	$933
Banc of California, Inc.(b)	36,894	766
Bridge Bancorp, Inc.	30,500	1,035
Enterprise Financial Services Corp.	24,000	1,016
FB Financial Corp.(a)	23,739	895
Financial Institutions, Inc.	49,300	1,420
First BanCorp	41,865	1,441
First Foundation, Inc.(a)	56,897	1,018
First Internet Bancorp	28,450	919
Franklin Financial Network, Inc.(a)	32,400	1,155
German American BanCorp	41,950	1,595
Green Bancorp, Inc.(a)	49,900	1,180
Guaranty Bancorp	38,071	1,058
HarborOne BanCorp, Inc.(a)	46,400	873
Heritage Commerce Corp.	75,325	1,072
Heritage Financial Corp.	61,200	1,806
Hometrust Bancshares, Inc.(a)	54,900	1,408
Howard BanCorp, Inc.(a)	37,300	780
Independent Bank Corp.	65,300	1,479
Mainsource Financial Group, Inc.	41,211	1,478
Mercantile Bank Corp.	40,000	1,396
Pacific Premier Bancorp, Inc.(a)	18,400	695
Peoples BanCorp, Inc.	26,329	884
People’s Utah Bancorp	28,423	922
Seacoast Banking Corp. of Florida(a)	52,037	1,243
Southern National BanCorp of Virginia, Inc.	46,100	783
Trico Bancshares	39,500	1,610
Univest Corp. of Pennsylvania	51,200	1,639
Washington Trust BanCorp, Inc.	21,940	1,256
		33,755
Capital Markets (2.1%):
Cowen Group, Inc., Class A(a)	72,600	1,293
Diamond Hill Investment Group, Inc.	4,278	908
Ladenburg Thalmann Financial Services, Inc.	259,000	746
		2,947
Consumer Discretionary (16.5%):
Carrols Restaurant Group, Inc.(a)	148,401	1,618
Century Communities, Inc.(a)	48,708	1,203
Entravision Communications Corp.	161,246	919
Gray Television, Inc.(a)	109,690	1,722
Haverty Furniture Cos., Inc.	41,087	1,074
Iconix Brand Group, Inc.(a)	128,696	732
K12, Inc.(a)	66,068	1,179
Kirkland’s, Inc.(a)	76,280	872
M/I Homes, Inc.(a)	44,972	1,202
Malibu Boats, Inc., Class A(a)	39,800	1,259
Marcus Corp.	31,606	875
MarineMax, Inc.(a)	94,237	1,560
Modine Manufacturing Co.(a)	80,550	1,551
Nautilus, Inc.(a)	64,410	1,089
Perry Ellis International, Inc.(a)	42,846	1,014
Pinnacle Entertainment, Inc.(a)	47,600	1,014
Ruth’s Hospitality Group, Inc.	62,438	1,308
Spartan Motors, Inc.	113,344	1,252
The Buckle, Inc.(b)	40,730	686
Tower International, Inc.	54,500	1,482
		23,611
Consumer Finance (1.0%):
Ezcorp, Inc.(a)	143,700	1,365

Energy (6.3%):
Bill Barrett Corp.(a)	127,035	545
Earthstone Energy, Inc., Class A(a)(b)	91,672	1,007
Mammoth Energy Services, Inc.(a)(b)	60,626	1,022

See notes to schedules of investments.

Security Description	Shares	Value
Natural Gas Services Group, Inc.(a)	41,505	$1,179
Newpark Resources, Inc.(a)	137,599	1,375
Pioneer Energy Services Corp.(a)	318,300	812
Ring Energy, Inc.(a)	106,527	1,544
Sanchez Energy Corp.(a)(b)	158,500	764
Smart Sand, Inc.(a)	105,864	718
		8,966
Health Care (5.4%):
Addus HomeCare Corp.(a)	45,496	1,606
Capital Senior Living Corp.(a)	85,431	1,072
Invacare Corp.	68,685	1,082
LHC Group, Inc.(a)	19,270	1,367
Orthofix International NV(a)	24,769	1,170
RTI Surgical, Inc.(a)	178,974	814
US Physical Therapy, Inc.	10,434	641
		7,752
Industrials (15.2%):
ArcBest Corp.	36,869	1,233
Ceco Environmental Corp.	112,545	952
Columbus McKinnon Corp.	39,300	1,489
Covenant Transport Group, Inc., Class A(a)	58,251	1,688
CRA International, Inc.	21,100	866
CSW Industrials, Inc.(a)	28,547	1,266
Ducommon, Inc.(a)	29,644	950
DXP Enterprise, Inc.(a)	36,900	1,162
Echo Global Logistics, Inc.(a)	61,450	1,158
Engility Holdings, Inc.(a)	31,277	1,085
Federal Signal Corp.	49,150	1,046
Global Brass & Copper Holdings, Inc.	25,512	862
Great Lakes Dredge & Dock Corp.(a)	191,000	925
Manitex International, Inc.(a)	78,300	703
MYR Group, Inc.(a)	14,398	420
MYR Group, Inc.(a)	18,244	532
NN, Inc.	35,978	1,043
Orion Group Holdings, Inc.(a)	105,000	689
Park-Ohio Holdings Corp.	19,600	894
PGT, Inc.(a)	62,800	939
SP Plus Corp.(a)	20,700	818
Titan International, Inc.	105,200	1,068
		21,788
Information Technology (7.8%):
ADTRAN, Inc.	35,373	849
Axcelis Technologies, Inc.(a)	29,299	801
Cohu, Inc.	66,899	1,595
FormFactor, Inc.(a)	97,550	1,645
Harmonic, Inc.(a)	217,025	662
Ichor Holdings Ltd.(a)	46,917	1,257
Nanometrics, Inc.(a)	38,836	1,118
Neophotonics Corp.(a)(b)	188,280	1,047
Rudolph Technologies, Inc.(a)	39,247	1,032
Ultra Clean Holdings, Inc.(a)	33,459	1,025
		11,031
Insurance (1.3%):
HCI Group, Inc.(b)	27,000	1,032
State National Companies, Inc.	40,000	840
		1,872
Materials (2.4%):
Haynes International, Inc.	38,100	1,367
Ryerson Holding Corp.(a)	106,510	1,156
Schnitzer Steel Industries, Inc.	32,600	918
		3,441
Real Estate (7.2%):
Bluerock Residential Growth REIT, Inc.	84,500	935

See notes to schedules of investments.

Security Description	Shares	Value
Cedar Realty Trust, Inc.	233,200	$1,311
Community Healthcare Trust, Inc.	39,000	1,051
Independence Realty Trust, Inc.	117,843	1,198
MedEquities Realty Trust, Inc.	98,000	1,152
Monmouth Real Estate Investment Corp., Class A	61,000	988
NexPoint Residential Trust, Inc.	57,300	1,359
Tier REIT, Inc.	48,956	945
Urstadt Biddle Properties, Inc., Class A	56,200	1,220
		10,159
Thrifts & Mortgage Finance (7.4%):
Bank Mutual Corp.	97,300	988
First Defiance Financial Corp.	22,000	1,155
Homestreet, Inc.(a)	51,500	1,391
Oceanfirst Financial Corp.	54,500	1,498
PCSB Financial Corp.(a)(b)	67,900	1,281
Territorial BanCorp, Inc.	34,300	1,083
United Community Financial Corp.	144,566	1,388
United Financial Bancorp, Inc.	88,950	1,626
		10,410
Total Common Stocks (Cost $105,719)		137,097

Collateral for Securities Loaned (2.5%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	3,214,333	3,214
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	399,117	399
Total Collateral for Securities Loaned (Cost $3,613)		3,613
Total Investments (Cost $109,332) — 98.9%		140,710
Other assets in excess of liabilities — 1.1%		1,623
NET ASSETS - 100.00%		$142,333

(a)                         Non-income producing security.

(b)                         All or a portion of this security is on loan.

(c)                          Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

REIT—Real Estate Investment Trust

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Mid-Cap Value Fund	September 30, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)
Consumer Discretionary (14.3%):
Advance Auto Parts, Inc.	3,337	$331
Aramark	13,959	567
Brunswick Corp.	9,871	552
Buffalo Wild Wings, Inc.(a)	4,185	442
D.R. Horton, Inc.	13,084	522
Dana Holding Corp.	16,906	472
Hanesbrands, Inc.	25,439	627
Live Nation Entertainment, Inc.(a)	10,719	467
Macy’s, Inc.	23,939	522
MGM Resorts International	12,655	412
Michael Kors Holdings Ltd.(a)	7,875	377
Newell Brands, Inc.	13,058	558
PVH Corp.	4,111	518
Royal Caribbean Cruises Ltd.	4,493	533
TEGNA, Inc.	49,755	663
Visteon Corp.(a)	3,537	438
Wyndham Worldwide Corp.	5,054	533
		8,534
Consumer Staples (3.3%):
Constellation Brands, Inc., Class A	2,170	433
Lamb Weston Holdings, Inc.	9,458	443
Pinnacle Foods, Inc.	7,524	430
Tyson Foods, Inc., Class A	9,647	680
		1,986
Energy (8.2%):
Diamondback Energy, Inc.(a)	6,513	638
Nabors Industries Ltd.	57,151	461
National Oilwell Varco, Inc.	13,129	469
Noble Energy, Inc.	18,180	516
Parsley Energy, Inc., Class A(a)	24,388	642
Pioneer Natural Resources Co.	3,972	586
Range Resources Corp.	21,769	426
RPC, Inc.(b)	22,179	550
US Silica Holdings, Inc.	18,988	590
		4,878
Financials (19.7%):
Ally Financial, Inc.	35,210	854
American Financial Group, Inc.	6,895	713
Arch Capital Group Ltd.(a)	7,248	715
E*TRADE Financial Corp.(a)	15,676	684
Fifth Third Bancorp	27,838	779
FNF Group	14,907	707
Hartford Financial Services Group, Inc.	11,841	656
Huntington Bancshares, Inc.	58,144	812
Lincoln National Corp.	10,335	760
LPL Financial Holdings, Inc.	8,696	448
PacWest Bancorp	14,404	728
Raymond James Financial, Inc.	6,816	575
SunTrust Banks, Inc.	15,602	932
Synovus Financial Corp.	13,656	629
The Allstate Corp.	6,945	638
Voya Financial, Inc.	14,830	592
Zions BanCorp	11,580	546
		11,768
Health Care (6.4%):
Cardinal Health, Inc.	9,784	655
Centene Corp.(a)	4,483	434
Hill-Rom Holdings, Inc.	6,136	454
Laboratory Corp. of America Holdings(a)	5,417	817
Molina Healthcare, Inc.(a)	5,554	382
Perrigo Co. PLC	7,248	614

See notes to schedules of investments.

Security Description	Shares	Value
Zimmer Biomet Holdings, Inc.	4,475	$524
		3,880
Industrials (10.9%):
Alaska Air Group, Inc.	7,630	582
BWX Technologies, Inc.	6,192	347
Cummins, Inc.	4,601	773
EMCOR Group, Inc.	6,982	484
Huntington Ingalls Industries, Inc.	2,104	476
ITT, Inc.	13,743	608
Kansas City Southern	3,445	374
Knight-Swift Transportation Holdings, Inc.	11,077	461
L3 Technologies, Inc.	1,867	352
Navistar International Corp.(a)(b)	11,746	518
Old Dominion Freight Line, Inc.	4,159	458
Stanley Black & Decker, Inc.	4,490	678
XPO Logistics, Inc.(a)	5,012	340
		6,451
Information Technology (9.7%):
ARRIS International PLC(a)	13,437	383
Arrow Electronics, Inc.(a)	5,431	437
CACI International, Inc., Class A(a)	4,032	562
Ciena Corp.(a)	13,901	305
Cypress Semiconductor Corp.	28,744	432
Flextronics International Ltd.(a)	26,260	435
HP, Inc.	30,622	611
Marvell Technology Group Ltd.	25,031	448
Microsemi Corp.(a)	10,213	525
NetApp, Inc.	8,433	369
Nuance Communications, Inc.(a)	25,660	403
ON Semiconductor Corp.(a)	24,343	450
Teradata Corp.(a)	14,953	505
		5,865
Materials (7.9%):
Albemarle Corp.	3,914	534
Alcoa, Inc.(a)	7,200	336
Allegheny Technologies, Inc.(a)	23,140	553
Carpenter Technology Corp.	12,210	586
Ferro Corp.(a)	13,610	304
Freeport-McMoRan, Inc.(a)	36,052	506
Martin Marietta Materials, Inc.	2,484	512
Vulcan Materials Co.	3,358	402
Westlake Chemical Corp.	6,560	544
WestRock Co.	8,936	507
		4,784
Real Estate (9.6%):
American Campus Communities, Inc.	11,786	520
DDR Corp.	72,998	669
Duke Realty Investments, Inc.	23,311	673
Forest City Realty Trust, Inc., Class A	15,339	391
Ggp US	24,491	509
HCP, Inc.	11,867	330
Host Hotels & Resorts, Inc.	28,673	530
Kimco Realty Corp.	16,940	331
Mid-America Apartment Communities, Inc.	5,230	559
Prologis, Inc.	9,068	575
Welltower, Inc.	9,189	646
		5,733
Utilities (8.4%):
Alliant Energy Corp.	14,006	582
Atmos Energy Corp.	5,491	460
DTE Energy Co.	6,294	676
Edison International	6,550	505
FirstEnergy Corp.	19,639	605
Great Plains Energy, Inc.	22,036	669

See notes to schedules of investments.

Security Description	Shares	Value
Pinnacle West Capital Corp.	5,112	$432
PPL Corp.	17,219	654
UGI Corp.	8,933	419
		5,002
Total Common Stocks (Cost $52,122)		58,881

Collateral for Securities Loaned (0.8%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	451,114	451
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	56,511	57
Total Collateral for Securities Loaned (Cost $508)		508
Total Investments (Cost $52,630) — 99.2%		59,389
Other assets in excess of liabilities — 0.8%		470
NET ASSETS - 100.00%		$59,859

(a)                       Non-income producing security.

(b)                       All or a portion of this security is on loan.

(c)                        Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

PLC—Public Liability Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small-Cap Value Fund	September 30, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.7%)
Banks (18.8%):
Banc of California, Inc.(a)	893,200	$18,534
BancorpSouth, Inc.	716,781	22,973
BankUnited, Inc.	767,674	27,306
Banner Corp.	354,780	21,741
Central Pacific Financial Corp.	666,269	21,441
First Commonwealth Financial Corp.	955,130	13,496
First Financial Bancorp	910,090	23,799
First Hawaiian, Inc.	721,139	21,843
First Horizon National Corp.	1,721,420	32,965
Hancock Holding Co.	350,597	16,986
IBERIABANK Corp.	473,153	38,869
International Bancshares Corp.	571,890	22,933
Old National Bancorp	1,037,789	18,992
Pacific Premier Bancorp, Inc.(b)	333,200	12,578
PacWest Bancorp	583,336	29,464
State Bank Financial Corp.	638,696	18,299
Synovus Financial Corp.	984,960	45,366
United Community Banks, Inc.	1,037,479	29,610
Westamerica BanCorp(a)	316,264	18,830
Western Alliance BanCorp(b)	624,509	33,149
		489,174
Capital Markets (2.0%):
LPL Financial Holdings, Inc.	384,847	19,847
Stifel Financial Corp.	603,820	32,280
		52,127
Consumer Discretionary (12.3%):
Adtalem Global Education, Inc.	443,964	15,916
Buffalo Wild Wings, Inc.(b)	184,600	19,512
CalAtlantic Group, Inc.	679,820	24,902
Caleres, Inc.	978,808	29,873
Cooper Tire & Rubber Co.	469,020	17,541
Dana Holding Corp.	823,622	23,029
Genesco, Inc.(b)	331,207	8,810
G-III Apparel Group Ltd.(b)	482,300	13,996
Gray Television, Inc.(b)	1,391,011	21,839
ILG, Inc.	936,713	25,038
Penn National Gaming, Inc.(b)	1,293,743	30,261
Regal Entertainment Group, Class A(a)	833,200	13,331
Sally Beauty Holdings, Inc.(a)(b)	631,200	12,359
TEGNA, Inc.	1,604,400	21,387
The Buckle, Inc.(a)	777,200	13,096
TRI Pointe Group, Inc.(b)	1,245,176	17,196
Urban Outfitters, Inc.(a)(b)	558,800	13,355
		321,441
Consumer Staples (2.6%):
Casey’s General Stores, Inc.	150,750	16,500
Cott Corp.	1,246,017	18,703
Hostess Brands, Inc.(a)(b)	985,100	13,456
Sanderson Farms, Inc.	127,300	20,562
		69,221
Energy (6.1%):
Callon Petroleum Co.(b)	1,897,772	21,331
Gulfport Energy Corp.(b)	1,325,600	19,009
Nabors Industries Ltd.	1,973,278	15,924
NCS Multistage Holdings, Inc.(b)	204,800	4,932
Oasis Petroleum, Inc.(b)	1,985,636	18,109
Propetro Holding Corp.(b)	421,100	6,043
RPC, Inc.(a)	807,300	20,013
RSP Permian, Inc.(b)	615,643	21,295
Smart Sand, Inc.(b)	1,876,801	12,725
Solaris Oilfield Infrastructure, Inc., Class A(b)	63,300	1,103
US Silica Holdings, Inc.(a)	623,700	19,378
		159,862

See notes to schedules of investments.

Security Description	Shares	Value
Health Care (4.9%):
Charles River Laboratories International, Inc.(b)	199,965	$21,600
CONMED Corp.	402,345	21,111
Haemonetics Corp.(b)	463,971	20,818
Hill-Rom Holdings, Inc.	152,386	11,277
Magellan Health, Inc.(b)	275,838	23,805
Molina Healthcare, Inc.(b)	263,335	18,107
Select Medical Holdings Corp.(b)	744,657	14,297
		131,015
Industrials (14.2%):
Actuant Corp., Class A	190,310	4,872
Aerojet Rocketdyne Holdings, Inc.(b)	518,015	18,136
Air Transport Services Group, Inc.(b)	786,600	19,146
BMC Stock Holdings, Inc.(b)	911,600	19,463
BWX Technologies, Inc.	268,969	15,068
EMCOR Group, Inc.	435,144	30,190
Engility Holdings, Inc.(b)	525,259	18,216
Esterline Technologies Corp.(b)	133,758	12,058
General Cable Corp.	1,551,239	29,241
Genesee & Wyoming, Inc., Class A(b)	248,528	18,394
Hawaiian Holdings, Inc.(b)	393,270	14,767
Hertz Global Holdings, Inc.(a)(b)	261,600	5,849
ITT, Inc.	402,284	17,809
Meritor, Inc.(b)	1,000,867	26,032
Saia, Inc.(b)	386,437	24,210
SkyWest, Inc.	459,573	20,176
The Greenbrier Cos., Inc.(a)	436,441	21,015
Timken Co.	388,932	18,883
Univar, Inc.(b)	649,086	18,778
Wabash National Corp.	850,600	19,411
		371,714
Information Technology (10.2%):
ADTRAN, Inc.	525,435	12,610
Benchmark Electronics, Inc.(b)	489,320	16,710
CACI International, Inc., Class A(b)	203,833	28,404
Ciena Corp.(b)	1,004,754	22,075
Cree, Inc.(b)	227,100	6,402
Cypress Semiconductor Corp.	886,807	13,320
Diodes, Inc.(b)	791,416	23,687
Entegris, Inc.(b)	529,776	15,284
Finisar Corp.(b)	712,800	15,803
FormFactor, Inc.(b)	1,150,470	19,385
Infinera Corp.(a)(b)	1,168,900	10,368
Plexus Corp.(b)	233,531	13,096
Tech Data Corp.(b)	263,530	23,416
Teradata Corp.(b)	395,500	13,364
TTM Technologies, Inc.(b)	933,127	14,342
Vishay Intertechnology, Inc.	1,035,766	19,472
		267,738
Insurance (4.9%):
American Equity Investment Life Holding Co.	773,242	22,486
Assured Guaranty Ltd.	381,684	14,409
CNO Financial Group, Inc.	760,129	17,741
James River Group Holdings Ltd.	338,039	14,022
Kemper Corp.	252,300	13,372
Primerica, Inc.	234,532	19,126
RLI Corp.	247,585	14,201
The Navigators Group, Inc.	234,476	13,682
		129,039
Materials (6.3%):
Allegheny Technologies, Inc.(a)(b)	1,004,861	24,016
Carpenter Technology Corp.	304,200	14,611
Century Aluminum Co.(b)	865,606	14,352
Ferro Corp.(b)	384,400	8,572
KapStone Paper and Packaging Corp.	602,900	12,956

See notes to schedules of investments.

Security Description	Shares	Value
Quaker Chemical Corp.	65,169	$9,642
Summit Materials, Inc., Class A(b)	454,000	14,542
Trinseo SA	260,381	17,472
Tronox Ltd., Class A	1,134,284	23,933
US Concrete, Inc.(a)(b)	163,800	12,498
Venator Materials PLC(b)	623,600	14,093
		166,687
Real Estate (7.4%):
Cousins Properties, Inc.	2,331,840	21,779
DDR Corp.	1,898,600	17,391
DiamondRock Hospitality Co.	1,469,812	16,094
Education Realty Trust, Inc.	461,448	16,580
First Industrial Realty Trust, Inc.	719,793	21,659
Kite Realty Group Trust	975,497	19,754
Mack Cali Realty Corp.	703,258	16,674
Medical Properties Trust, Inc.	1,101,066	14,457
Pennsylvania Real Estate Invesment Trust(a)	873,760	9,166
Physicians Realty Trust	784,658	13,912
Sunstone Hotel Investors, Inc.	1,410,437	22,666
		190,132
Thrifts & Mortgage Finance (2.5%):
Astoria Financial Corp.	1,019,909	21,928
Homestreet, Inc.(b)	543,600	14,677
MGIC Investment Corp.(b)	2,329,484	29,189
		65,794
Utilities (5.5%):
ALLETE, Inc.	335,759	25,951
Black Hills Corp.	261,510	18,010
New Jersey Resources Corp.	365,040	15,386
ONE Gas, Inc.	227,900	16,783
PNM Resources, Inc.	523,733	21,106
South Jersey Industries, Inc.	645,096	22,275
Southwest Gas Corp.	299,500	23,247
		142,758
Total Common Stocks (Cost $2,016,694)		2,556,702

Collateral for Securities Loaned (4.2%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	98,868,632	98,869
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	12,276,302	12,276
Total Collateral for Securities Loaned (Cost $111,145)		111,145
Total Investments (Cost $2,127,839) — 101.9%		2,667,847
Liabilities in excess of other assets — (1.9)%		(50,197)
NET ASSETS - 100.00%		$2,617,650

(a)                       All or a portion of this security is on loan.

(b)                       Non-income producing security.

(c)                        Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

PLC—Public Liability Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Integrity Small/Mid-Cap Value Fund	September 30, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (96.4%)
Banks (11.8%):
BankUnited, Inc.	20,569	$732
Comerica, Inc.	10,543	804
First Hawaiian, Inc.	16,364	496
Huntington Bancshares, Inc.	54,892	766
IBERIABANK Corp.	4,619	379
PacWest Bancorp	24,857	1,255
Synovus Financial Corp.	33,847	1,558
Western Alliance BanCorp(a)	22,516	1,195
Zions BanCorp	22,247	1,050
		8,235
Capital Markets (4.2%):
E*TRADE Financial Corp.(a)	28,109	1,226
LPL Financial Holdings, Inc.	12,573	648
Raymond James Financial, Inc.	6,173	521
Stifel Financial Corp.	9,818	525
		2,920
Consumer Discretionary (12.0%):
Aramark	15,660	636
Brunswick Corp.	11,434	640
Buffalo Wild Wings, Inc.(a)	4,847	512
CalAtlantic Group, Inc.	15,018	550
Caleres, Inc.	20,983	640
Cooper Tire & Rubber Co.	11,289	422
D.R. Horton, Inc.	13,547	541
Dana Holding Corp.	20,693	579
G-III Apparel Group Ltd.(a)	12,863	373
Hanesbrands, Inc.	29,372	724
Live Nation Entertainment, Inc.(a)	12,325	537
Macy’s, Inc.	23,580	515
Sally Beauty Holdings, Inc.(a)	17,700	347
TEGNA, Inc.	49,631	661
Wyndham Worldwide Corp.	7,188	758
		8,435
Consumer Finance (2.3%):
Ally Financial, Inc.	67,196	1,630

Consumer Staples (3.4%):
Casey’s General Stores, Inc.	4,205	460
Hostess Brands, Inc.(a)(b)	26,431	361
Lamb Weston Holdings, Inc.	11,248	527
Pilgrim’s Pride Corp.(a)	19,264	548
Pinnacle Foods, Inc.	8,534	488
		2,384
Diversified Financial Services (0.9%):
Voya Financial, Inc.	15,121	603

Energy (6.7%):
Diamondback Energy, Inc.(a)	7,001	686
Nabors Industries Ltd.	65,560	529
Parsley Energy, Inc., Class A(a)	24,691	650
Propetro Holding Corp.(a)	16,950	243
Range Resources Corp.	27,392	536
RPC, Inc.(b)	28,000	694
RSP Permian, Inc.(a)	21,149	732
Solaris Oilfield Infrastructure, Inc., Class A(a)	1,711	30
US Silica Holdings, Inc.	17,823	554
		4,654
Health Care (2.8%):
Centene Corp.(a)	5,261	509
Charles River Laboratories International, Inc.(a)	4,640	501
Hill-Rom Holdings, Inc.	6,670	494

See notes to schedules of investments.

Security Description	Shares	Value
Molina Healthcare, Inc.(a)	6,691	$460
		1,964
Industrials (13.0%):
Actuant Corp., Class A	5,089	130
Aerojet Rocketdyne Holdings, Inc.(a)	13,008	455
BWX Technologies, Inc.	7,126	399
EMCOR Group, Inc.	10,543	731
General Cable Corp.	42,319	798
Genesee & Wyoming, Inc., Class A(a)	8,306	615
Huntington Ingalls Industries, Inc.	2,796	634
ITT, Inc.	12,656	560
Knight-Swift Transportation Holdings, Inc.	16,178	672
ManpowerGroup, Inc.	6,090	718
Meritor, Inc.(a)	27,032	704
Old Dominion Freight Line, Inc.	5,676	625
SkyWest, Inc.	13,091	575
Timken Co.	10,440	507
Univar, Inc.(a)	17,151	496
XPO Logistics, Inc.(a)	9,073	615
		9,234
Information Technology (9.6%):
ARRIS International PLC(a)	13,935	397
Arrow Electronics, Inc.(a)	6,608	532
CACI International, Inc., Class A(a)	3,874	540
Ciena Corp.(a)	23,262	511
Cree, Inc.(a)	6,208	175
Cypress Semiconductor Corp.	29,787	447
Finisar Corp.(a)	19,478	432
Flextronics International Ltd.(a)	30,077	498
Marvell Technology Group Ltd.	32,335	579
Nuance Communications, Inc.(a)	28,834	453
ON Semiconductor Corp.(a)	28,482	526
Tech Data Corp.(a)	5,903	524
Teradata Corp.(a)	15,154	512
Teradyne, Inc.	18,539	692
		6,818
Insurance (7.4%):
American Financial Group, Inc.	11,496	1,188
Arch Capital Group Ltd.(a)	11,683	1,151
Arthur J. Gallagher & Co.	9,383	578
Assurant, Inc.	6,628	633
Assured Guaranty Ltd.	13,008	491
First American Financial Corp.	13,133	656
Primerica, Inc.	6,193	505
		5,202
Materials (7.6%):
Allegheny Technologies, Inc.(a)	27,800	665
Carpenter Technology Corp.	12,325	592
Century Aluminum Co.(a)	21,004	348
Ferro Corp.(a)	10,595	236
KapStone Paper and Packaging Corp.	17,868	384
Summit Materials, Inc., Class A(a)	18,228	584
Trinseo SA	6,960	467
Tronox Ltd., Class A	27,964	590
US Concrete, Inc.(a)	4,433	338
Venator Materials PLC(a)	25,022	565
Westlake Chemical Corp.	7,561	629
		5,398
Real Estate (8.2%):
American Campus Communities, Inc.	13,485	595
DDR Corp.	109,720	1,005
DiamondRock Hospitality Co.	33,142	363
Duke Realty Investments, Inc.	30,615	883
Forest City Realty Trust, Inc., Class A	24,000	612

See notes to schedules of investments.

Security Description	Shares	Value
Kimco Realty Corp.	20,150	$394
Mack Cali Realty Corp.	17,869	424
Medical Properties Trust, Inc.	36,332	477
Mid-America Apartment Communities, Inc.	5,241	560
Sunstone Hotel Investors, Inc.	28,585	459
		5,772
Thrifts & Mortgage Finance (0.5%):
Astoria Financial Corp.	16,882	363

Utilities (6.0%):
ALLETE, Inc.	7,954	615
Alliant Energy Corp.	18,477	768
Atmos Energy Corp.	7,395	620
Great Plains Energy, Inc.	22,081	669
Pinnacle West Capital Corp.	8,037	680
PNM Resources, Inc.	9,280	374
UGI Corp.	10,357	485
		4,211
Total Common Stocks (Cost $57,585)		67,823

Collateral for Securities Loaned (0.8%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	523,520	524
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	65,004	65
Total Collateral for Securities Loaned (Cost $589)		589
Total Investments (Cost $58,174) — 97.2%		68,412
Other assets in excess of liabilities — 2.8%		1,948
NET ASSETS - 100.00%		$70,360

(a)                       Non-income producing security.

(b)                       All or a portion of this security is on loan.

(c)                        Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

PLC—Public Liability Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Multi-Cap Fund	September 30, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.8%)
Consumer Discretionary (19.8%):
Amazon.com, Inc.(a)	2,480	$2,384
Best Buy Co., Inc.	104,735	5,966
Burlington Stores, Inc.(a)	28,140	2,686
Comcast Corp., Class A	75,565	2,908
D.R. Horton, Inc.	168,900	6,744
LCI Industries	56,040	6,492
Lear Corp.	39,470	6,832
Lithia Motors, Inc.	53,460	6,433
Lowe’s Co., Inc.	56,260	4,497
Magna International, Inc., ADR	120,845	6,451
NVR, Inc.(a)	2,270	6,481
PulteGroup, Inc.	229,135	6,262
Ross Stores, Inc.	40,460	2,613
Royal Caribbean Cruises Ltd.	25,190	2,986
The Children’s Place, Inc.(b)	39,515	4,669
The Home Depot, Inc.	26,585	4,348
Thor Industries, Inc.	54,050	6,805
		85,557
Consumer Staples (4.4%):
Altria Group, Inc.	90,780	5,757
Constellation Brands, Inc., Class A	14,555	2,903
Costco Wholesale Corp.	32,090	5,272
Tyson Foods, Inc., Class A	20,215	1,424
Wal-Mart Stores, Inc.	52,280	4,085
		19,441
Energy (3.0%):
EOG Resources, Inc.	31,030	3,002
Exxon Mobil Corp.	90,615	7,428
Valero Energy Corp.	35,015	2,694
		13,124
Financials (20.7%):
Ameriprise Financial, Inc.	44,150	6,557
Bank of America Corp.	416,135	10,546
Berkshire Hathaway, Inc., Class B(a)	41,070	7,529
Citizens Financial Group, Inc.	155,595	5,892
Credicorp Ltd.	22,105	4,532
Credit Acceptance Corp.(a)	16,095	4,509
Essent Group Ltd.(a)	177,350	7,183
JPMorgan Chase & Co.	74,450	7,111
Morgan Stanley	62,935	3,032
Northern Trust Corp.	34,185	3,143
Primerica, Inc.	36,950	3,013
Raymond James Financial, Inc.	70,930	5,982
SVB Financial Group(a)	14,025	2,624
The Bank of New York Mellon Corp.	106,435	5,643
Western Alliance BanCorp(a)	117,900	6,258
Zions BanCorp	141,040	6,654
		90,208
Health Care (13.2%):
AbbVie, Inc.	29,655	2,635
Allergan PLC	17,715	3,631
Baxter International, Inc.	59,850	3,755
Bristol-Myers Squibb Co.	75,705	4,825
Celgene Corp.(a)	56,470	8,235
Centene Corp.(a)	68,725	6,651
Gilead Sciences, Inc.	49,730	4,029
ICON PLC(a)	47,765	5,439
Johnson & Johnson	46,645	6,064
Medtronic PLC	36,015	2,801
UnitedHealth Group, Inc.	50,035	9,799
		57,864

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (12.1%):
Air Lease Corp.	105,305	$4,488
Alaska Air Group, Inc.	64,890	4,950
Caterpillar, Inc.	20,010	2,495
FedEx Corp.	17,920	4,042
Insperity, Inc.	28,100	2,473
ManpowerGroup, Inc.	51,195	6,032
Masco Corp.	147,520	5,755
Old Dominion Freight Line, Inc.	25,570	2,816
Patrick Industries, Inc.(a)	57,805	4,861
SkyWest, Inc.	71,970	3,159
United Rentals, Inc.(a)	47,490	6,589
Universal Forest Products, Inc.	58,310	5,724
		53,384
Information Technology (22.2%):
Alphabet, Inc., Class A(a)	9,093	8,854
Apple, Inc.	121,595	18,740
Broadcom Ltd.	23,870	5,789
Entegris, Inc.(a)	99,035	2,857
Facebook, Inc., Class A(a)	54,660	9,340
Intel Corp.	100,920	3,843
Microsoft Corp.	121,095	9,020
MKS Instruments, Inc.	35,860	3,387
Oracle Corp.	86,615	4,188
Skyworks Solutions, Inc.	52,635	5,364
SYNNEX Corp.	47,480	6,006
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	114,815	4,311
Tech Data Corp.(a)	30,665	2,725
Texas Instruments, Inc.	86,530	7,756
YY, Inc., ADR(a)	54,875	4,762
		96,942
Materials (2.8%):
Avery Dennison Corp.	65,475	6,439
Berry Global Group, Inc.(a)	101,290	5,738
		12,177
Real Estate (0.6%):
American Tower Corp.	19,215	2,626
Total Common Stocks (Cost $353,584)		431,323

Exchange-Traded Funds (0.5%)
iShares Russell 3000 ETF(b)	14,530	2,169
Total Exchange-Traded Funds (Cost $2,065)		2,169

Collateral for Securities Loaned (0.3%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	1,009,776	1,010
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	125,382	125
Total Collateral for Securities Loaned (Cost $1,135)		1,135
Total Investments (Cost $356,784) — 99.6%		434,627
Other assets in excess of liabilities — 0.4%		1,711
NET ASSETS - 100.00%		$436,338

(a)                       Non-income producing security.

(b)                       All or a portion of this security is on loan.

(c)                        Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Liability Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory S&P 500 Index Fund	September 30, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Consumer Discretionary (11.5%):
Advance Auto Parts, Inc.	792	$79
Amazon.com, Inc.(a)	4,274	4,109
AutoZone, Inc.(a)	300	179
Best Buy Co., Inc.	2,844	162
BorgWarner, Inc.	2,127	109
CarMax, Inc.(a)	1,964	149
Carnival Corp., Class A	4,372	282
CBS Corp., Class B	3,903	226
Charter Communications, Inc., Class A(a)	2,156	784
Chipotle Mexican Grill, Inc.(a)	269	83
Coach, Inc.	3,029	122
Comcast Corp., Class A	50,424	1,941
D.R. Horton, Inc.	3,651	146
Darden Restaurants, Inc.	1,344	106
Delphi Automotive PLC	2,860	281
Discovery Communications, Inc., Class A(a)	1,650	35
Discovery Communications, Inc., Class C(a)	2,178	44
DISH Network Corp.(a)(b)	2,441	132
Dollar General Corp.	2,793	226
Dollar Tree, Inc.(a)	2,539	220
Expedia, Inc.	1,310	189
Foot Locker, Inc.	1,408	50
Ford Motor Co.	41,926	502
Garmin Ltd.	1,189	64
General Motors Co.	14,059	568
Genuine Parts Co.	1,574	151
H&R Block, Inc.	2,241	59
Hanesbrands, Inc.	3,907	96
Harley-Davidson, Inc.	1,829	88
Hasbro, Inc.	1,220	119
Hilton Worldwide Holdings, Inc.	2,190	152
Kohl’s Corp.	1,807	82
L Brands, Inc.	2,675	111
Leggett & Platt, Inc.	1,418	68
Lennar Corp., Class A	2,178	115
LKQ Corp.(a)	3,311	119
Lowe’s Co., Inc.	9,050	723
Macy’s, Inc.	3,265	71
Marriott International, Inc., Class A	3,353	370
Mattel, Inc.	3,674	57
McDonald’s Corp.	8,683	1,360
MGM Resorts International	5,549	181
Michael Kors Holdings Ltd.(a)	1,625	78
Mohawk Industries, Inc.(a)	677	168
Netflix, Inc.(a)	4,628	839
Newell Brands, Inc.	5,254	224
News Corp., Class A	4,097	54
News Corp., Class B	1,305	18
Nike, Inc., Class B	14,085	730
Nordstrom, Inc.(b)	1,247	59
Omnicom Group, Inc.	2,474	183
O’Reilly Automotive, Inc.(a)	944	203
PulteGroup, Inc.	2,975	81
PVH Corp.	830	105
Ralph Lauren Corp.	594	52
Ross Stores, Inc.	4,172	269
Royal Caribbean Cruises Ltd.	1,844	219
Scripps Networks Interactive, Inc., Class A	1,029	88
Signet Jewelers Ltd.(b)	648	43
Starbucks Corp.	15,478	831
Target Corp.	5,855	347
The Gap, Inc.	2,354	70
The Goodyear Tire & Rubber Co.	2,699	90
The Home Depot, Inc.	12,636	2,066
The Interpublic Group of Co., Inc.	4,216	88
The Priceline Group, Inc.(a)	526	963
The TJX Co., Inc.	6,821	503

See notes to schedules of investments.

Security Description	Shares	Value
The Walt Disney Co.	16,545	$1,632
Tiffany & Co.	1,094	100
Time Warner, Inc.	8,338	854
Tractor Supply Co.	1,358	86
TripAdvisor, Inc.(a)(b)	1,161	47
Twenty-First Century Fox, Inc.	11,283	298
Twenty-First Century Fox, Inc., Class B	4,708	121
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	626	142
Under Armour, Inc., Class A(a)(b)	1,983	33
Under Armour, Inc., Class C(a)	1,995	30
VF Corp.	3,502	223
Viacom, Inc., Class B	3,781	105
Whirlpool Corp.	782	144
Wyndham Worldwide Corp.	1,102	116
Wynn Resorts Ltd.	858	128
Yum! Brands, Inc.	3,696	272
		27,412
Consumer Staples (8.2%):
Altria Group, Inc.	20,566	1,304
Archer-Daniels-Midland Co.	6,030	256
Brown-Forman Corp., Class B	2,099	114
Campbell Soup Co.	2,079	97
Church & Dwight Co., Inc.	2,675	130
Colgate-Palmolive Co.	9,442	688
Conagra Brands, Inc.	4,456	150
Constellation Brands, Inc., Class A	1,843	368
Costco Wholesale Corp.	4,702	772
Coty, Inc., Class A	5,056	84
CVS Health Corp.	10,897	886
Dr Pepper Snapple Group, Inc.	1,948	172
General Mills, Inc.	6,186	320
Hormel Foods Corp.	2,890	93
Kellogg Co.	2,664	166
Kimberly-Clark Corp.	3,787	446
McCormick & Co., Inc.	1,275	131
Molson Coors Brewing Co., Class B	1,980	162
Mondelez International, Inc., Class A	16,161	658
Monster Beverage Corp.(a)	4,446	246
PepsiCo, Inc.	15,313	1,706
Philip Morris International, Inc.	16,649	1,849
Sysco Corp.	5,206	281
The Clorox Co.	1,384	183
The Coca-Cola Co.	41,150	1,852
The Estee Lauder Cos., Inc., Class A	2,400	258
The Hershey Co.	1,515	165
The J.M. Smucker Co.	1,218	128
The Kraft Heinz Co.	6,399	497
The Kroger Co.	9,619	193
The Procter & Gamble Co.	27,335	2,486
Tyson Foods, Inc., Class A	3,101	218
Walgreens Boots Alliance, Inc.	9,865	762
Wal-Mart Stores, Inc.	15,691	1,226
		19,047
Energy (6.1%):
Anadarko Petroleum Corp.	6,007	293
Andeavor	1,547	160
Apache Corp.	4,083	187
Baker Hughes, Inc.	4,588	168
Cabot Oil & Gas Corp.	4,958	133
Chesapeake Energy Corp.(a)(b)	9,734	42
Chevron Corp.	20,314	2,387
Cimarex Energy Co.	1,021	116
Concho Resources, Inc.(a)	1,594	210
ConocoPhillips	13,045	653
Devon Energy Corp.	5,635	207
EOG Resources, Inc.	6,190	599
EQT Corp.	1,858	121

See notes to schedules of investments.

Security Description	Shares	Value
Exxon Mobil Corp.	45,422	$3,723
Halliburton Co.	9,303	427
Helmerich & Payne, Inc.(b)	1,164	61
Hess Corp.	2,897	136
Kinder Morgan, Inc.	20,581	395
Marathon Oil Corp.	9,112	124
Marathon Petroleum Corp.	5,427	304
National Oilwell Varco, Inc.	4,074	146
Newfield Exploration Co.(a)	2,135	63
Noble Energy, Inc.	5,216	148
Occidental Petroleum Corp.	8,196	526
ONEOK, Inc.	4,072	226
Phillips 66	4,606	422
Pioneer Natural Resources Co.	1,823	269
Range Resources Corp.	2,420	47
Schlumberger Ltd.	14,895	1,039
TechnipFMC PLC(a)	4,708	131
The Williams Cos., Inc.	8,861	266
Valero Energy Corp.	4,734	364
		14,093
Financials (14.6%):
Affiliated Managers Group, Inc.	600	114
Aflac, Inc.	4,237	345
American Express Co.	7,865	712
American International Group, Inc.	9,684	594
Ameriprise Financial, Inc.	1,607	239
Aon PLC	2,726	399
Arthur J. Gallagher & Co.	1,931	119
Assurant, Inc.	578	55
Bank of America Corp.	105,181	2,665
BB&T Corp.	8,662	407
Berkshire Hathaway, Inc., Class B(a)	20,626	3,781
BlackRock, Inc., Class A	1,329	594
Brighthouse Financial, Inc.(a)	1,027	62
Capital One Financial Corp.	5,185	439
CBOE Holdings, Inc.	1,209	130
Chubb Ltd.	4,989	711
Cincinnati Financial Corp.	1,600	123
Citigroup, Inc.	29,206	2,124
Citizens Financial Group, Inc.	5,367	203
CME Group, Inc.	3,644	494
Comerica, Inc.	1,886	144
Discover Financial Services	3,991	257
E*TRADE Financial Corp.(a)	2,948	129
Everest Re Group Ltd.	440	100
Fifth Third Bancorp	7,897	221
Franklin Resources, Inc.	3,527	157
Hartford Financial Services Group, Inc.	3,905	216
Huntington Bancshares, Inc.	11,685	163
Intercontinental Exchange, Inc.	6,308	433
Invesco Ltd.	4,361	153
JPMorgan Chase & Co.	37,722	3,603
KeyCorp	11,658	219
Leucadia National Corp.	3,394	86
Lincoln National Corp.	2,375	175
Loews Corp.	2,959	142
M&T Bank Corp.	1,629	262
Marsh & McLennan Co., Inc.	5,494	460
MetLife, Inc.	11,394	592
Moody’s Corp.	1,781	248
Morgan Stanley	15,159	730
Nasdaq, Inc.	1,252	97
Navient Corp.	2,938	44
Northern Trust Corp.	2,302	212
People’s United Financial, Inc.	3,691	67
Principal Financial Group, Inc.	2,881	185
Prudential Financial, Inc.	4,577	487
Raymond James Financial, Inc.	1,376	116
Regions Financial Corp.	12,811	195

See notes to schedules of investments.

Security Description	Shares	Value
S&P Global, Inc.	2,755	$431
State Street Corp.	4,009	383
SunTrust Banks, Inc.	5,145	308
Synchrony Financial	8,014	249
T. Rowe Price Group, Inc.	2,577	234
The Allstate Corp.	3,874	356
The Bank of New York Mellon Corp.	11,075	587
The Charles Schwab Corp.	12,776	559
The Goldman Sachs Group, Inc.	3,857	914
The PNC Financial Services Group, Inc.	5,137	692
The Progressive Corp.	6,238	302
The Travelers Co., Inc.	2,958	362
Torchmark Corp.	1,160	93
U.S. Bancorp	17,035	913
Unum Group	2,419	124
Wells Fargo & Co.	47,890	2,641
Willis Towers Watson PLC	1,440	222
XL Group Ltd.	2,765	109
Zions BanCorp	2,167	102
		33,784
Health Care (14.4%):
Abbott Laboratories	18,625	994
AbbVie, Inc.	17,088	1,518
Aetna, Inc.	3,556	565
Agilent Technologies, Inc.	3,445	221
Alexion Pharmaceuticals, Inc.(a)	2,392	336
Align Technology, Inc.(a)	773	144
Allergan PLC	3,584	735
AmerisourceBergen Corp.	1,738	144
Amgen, Inc.	7,822	1,458
Anthem, Inc.	2,815	535
Baxter International, Inc.	5,374	337
Becton, Dickinson & Co.	2,439	478
Biogen, Inc.(a)	2,266	710
Boston Scientific Corp.(a)	14,709	429
Bristol-Myers Squibb Co.	17,579	1,120
C.R. Bard, Inc.	779	250
Cardinal Health, Inc.	3,392	227
Celgene Corp.(a)	8,386	1,223
Centene Corp.(a)	1,849	179
Cerner Corp.(a)	3,377	241
Cigna Corp.	2,699	505
Danaher Corp.	6,553	562
DaVita, Inc.(a)	1,640	97
Dentsply Sirona, Inc.	2,460	147
Edwards Lifesciences Corp.(a)	2,264	247
Eli Lilly & Co.	10,386	888
Envision Healthcare Corp.(a)	1,295	58
Express Scripts Holding Co.(a)	6,191	392
Gilead Sciences, Inc.	13,999	1,134
HCA Holdings, Inc.(a)	3,098	247
Henry Schein, Inc.(a)	1,701	139
Hologic, Inc.(a)	3,007	110
Humana, Inc.	1,549	377
IDEXX Laboratories, Inc.(a)	936	146
Illumina, Inc.(a)	1,565	312
Incyte Pharmaceuticals, Inc.(a)	1,830	214
Intuitive Surgical, Inc.(a)	400	418
Johnson & Johnson	28,771	3,742
Laboratory Corp. of America Holdings(a)	1,091	165
McKesson Corp.	2,254	346
Medtronic PLC	14,521	1,130
Merck & Co., Inc.	29,320	1,877
Mettler-Toledo International, Inc.(a)	275	172
Mylan NV(a)	5,749	180
Patterson Co., Inc.	883	34
PerkinElmer, Inc.	1,181	81
Perrigo Co. PLC	1,422	120
Pfizer, Inc.	63,973	2,284

See notes to schedules of investments.

Security Description	Shares	Value
Quest Diagnostics, Inc.	1,462	$137
Quintiles Transnational Holdings, Inc.(a)	1,625	154
Regeneron Pharmaceuticals, Inc.(a)	824	368
ResMed, Inc.	1,524	117
Stryker Corp.	3,448	490
The Cooper Co., Inc.	524	124
Thermo Fisher Scientific, Inc.	4,290	812
UnitedHealth Group, Inc.	10,364	2,030
Universal Health Services, Inc., Class B	947	105
Varian Medical Systems, Inc.(a)	984	98
Vertex Pharmaceuticals, Inc.(a)	2,703	411
Waters Corp.(a)	856	154
Zimmer Biomet Holdings, Inc.	2,167	254
Zoetis, Inc.	5,261	335
		33,557
Industrials (10.3%):
3M Co.	6,397	1,343
A.O. Smith Corp.	1,570	93
Acuity Brands, Inc.	451	77
Alaska Air Group, Inc.	1,324	101
Allegion PLC	1,018	88
American Airlines Group, Inc.	4,646	221
AMETEK, Inc.	2,474	163
Arconic, Inc.	4,160	104
C.H. Robinson Worldwide, Inc.	1,504	114
Caterpillar, Inc.	6,335	789
Cintas Corp.	915	132
CSX Corp.	9,790	531
Cummins, Inc.	1,689	284
Deere & Co.	3,429	431
Delta Air Lines, Inc.	7,140	344
Dover Corp.	1,669	153
Eaton Corp. PLC	4,768	366
Emerson Electric Co.	6,861	432
Equifax, Inc.	1,290	137
Expeditors International of Washington, Inc.	1,937	116
Fastenal Co.	3,087	141
FedEx Corp.	2,646	597
Flowserve Corp.	1,400	60
Fluor Corp.	1,500	63
Fortive Corp.	3,269	231
Fortune Brands Home & Security, Inc.	1,651	111
General Dynamics Corp.	2,985	614
General Electric Co.	92,809	2,244
Honeywell International, Inc.	8,172	1,158
IHS Markit Ltd.(a)	3,894	172
Illinois Tool Works, Inc.	3,320	490
Ingersoll-Rand PLC	2,719	242
J.B. Hunt Transport Services, Inc.	915	102
Jacobs Engineering Group, Inc.	1,290	75
Johnson Controls International PLC	9,995	403
Kansas City Southern	1,130	123
L3 Technologies, Inc.	838	158
Lockheed Martin Corp.	2,686	833
Masco Corp.	3,415	133
Nielsen Holdings PLC	3,600	149
Norfolk Southern Corp.	3,089	408
Northrop Grumman Corp.	1,867	537
PACCAR, Inc.	3,767	273
Parker-Hannifin Corp.	1,427	250
Pentair PLC	1,770	120
Quanta Services, Inc.(a)	1,621	61
Raytheon Co.	3,111	580
Republic Services, Inc., Class A	2,455	162
Robert Half International, Inc.	1,353	68
Rockwell Automation, Inc.	1,376	245
Rockwell Collins, Inc.	1,742	228
Roper Technologies, Inc.	1,096	267
Snap-on, Inc.	617	92

See notes to schedules of investments.

Security Description	Shares	Value
Southwest Airlines Co.	5,903	$330
Stanley Black & Decker, Inc.	1,642	248
Stericycle, Inc.(a)	915	66
Textron, Inc.	2,838	153
The Boeing Co.	5,956	1,515
TransDigm Group, Inc.	518	132
Union Pacific Corp.	8,580	995
United Continental Holdings, Inc.(a)	2,772	169
United Parcel Service, Inc., Class B	7,383	887
United Rentals, Inc.(a)	906	126
United Technologies Corp.	7,963	924
Verisk Analytics, Inc., Class A(a)	1,666	139
W.W. Grainger, Inc.	563	101
Waste Management, Inc.	4,340	339
Xylem, Inc.	1,925	121
		23,654
Information Technology (23.1%):
Accenture PLC, Class A	6,625	896
Activision Blizzard, Inc.	8,092	522
Adobe Systems, Inc.(a)	5,289	789
Advanced Micro Devices, Inc.(a)	8,627	110
Akamai Technologies, Inc.(a)	1,838	90
Alliance Data Systems Corp.	517	115
Alphabet, Inc., Class A(a)	3,195	3,111
Alphabet, Inc., Class C(a)	3,236	3,104
Amphenol Corp., Class A	3,274	277
Analog Devices, Inc.	3,941	340
ANSYS, Inc.(a)	909	112
Apple, Inc.	55,369	8,534
Applied Materials, Inc.	11,432	595
Autodesk, Inc.(a)	2,350	264
Automatic Data Processing, Inc.	4,764	521
Broadcom Ltd.	4,358	1,057
CA, Inc.	3,387	113
Cadence Design Systems, Inc.(a)	2,994	118
Cisco Systems, Inc.	53,598	1,803
Citrix Systems, Inc.(a)	1,543	119
Cognizant Technology Solutions Corp., Class A	6,331	459
Corning, Inc.	9,682	290
CSRA, Inc.	1,752	57
DXC Technology Co.	3,051	262
eBay, Inc.(a)	10,670	410
Electronic Arts, Inc.(a)	3,309	391
F5 Networks, Inc.(a)	681	82
Facebook, Inc., Class A(a)	25,409	4,341
Fidelity National Information Services, Inc.	3,563	333
Fiserv, Inc.(a)	2,256	291
FLIR Systems, Inc.	1,471	57
Gartner, Inc.(a)	971	121
Global Payments, Inc.	1,635	155
Harris Corp.	1,284	169
Hewlett Packard Enterprises Co.	17,608	259
HP, Inc.	17,904	357
Intel Corp.	50,371	1,918
International Business Machines Corp.	9,291	1,348
Intuit, Inc.	2,609	371
Juniper Networks, Inc.	4,077	113
KLA-Tencor Corp.	1,681	178
Lam Research Corp.	1,741	322
Mastercard, Inc., Class A	10,010	1,412
Microchip Technology, Inc.	2,495	224
Micron Technology, Inc.(a)	11,942	470
Microsoft Corp.	82,565	6,149
Motorola Solutions, Inc.	1,744	148
NetApp, Inc.	2,892	127
Nvidia Corp.	6,432	1,150
Oracle Corp.	32,371	1,564
Paychex, Inc.	3,429	206
PayPal Holdings, Inc.(a)	12,116	776

See notes to schedules of investments.

Security Description	Shares	Value
Qorvo, Inc.(a)	1,364	$96
QUALCOMM, Inc.	15,837	821
Red Hat, Inc.(a)	1,902	211
Salesforce.com, Inc.(a)	7,319	684
Seagate Technology PLC	3,085	102
Skyworks Solutions, Inc.	1,970	201
Symantec Corp.	6,588	216
Synopsys, Inc.(a)	1,610	130
TE Connectivity Ltd.	3,788	315
Texas Instruments, Inc.	10,613	951
The Western Union Co.	4,974	96
Total System Services, Inc.	1,797	118
VeriSign, Inc.(a)	921	98
Visa, Inc., Class A	19,610	2,063
Western Digital Corp.	3,161	273
Xerox Corp.	2,288	76
Xilinx, Inc.	2,665	189
		53,740
Materials (2.9%):
Air Products & Chemicals, Inc.	2,336	353
Albemarle Corp.	1,184	161
Avery Dennison Corp.	947	93
Ball Corp.	3,771	156
CF Industries Holdings, Inc.	2,500	88
DowDuPont, Inc.(a)	25,011	1,733
Eastman Chemical Co.	1,553	141
Ecolab, Inc.	2,792	359
FMC Corp.	1,438	128
Freeport-McMoRan, Inc.(a)	14,424	203
International Flavors & Fragrances, Inc.	847	121
International Paper Co.	4,426	252
LyondellBasell Industries NV, Class A	3,479	345
Martin Marietta Materials, Inc.	674	139
Monsanto Co.	4,709	564
Newmont Mining Corp.	5,716	214
Nucor Corp.	3,424	192
Packaging Corp. of America	1,011	116
PPG Industries, Inc.	2,749	299
Praxair, Inc.	3,066	428
Sealed Air Corp.	2,037	87
The Mosaic Co.	3,763	81
The Sherwin-Williams Co.	881	315
Vulcan Materials Co.	1,418	170
WestRock Co.	2,723	154
		6,892
Real Estate (3.0%):
Alexandria Real Estate Equities, Inc.	1,004	119
American Tower Corp.	4,601	630
Apartment Investment & Management Co., Class A	1,683	74
AvalonBay Communities, Inc.	1,480	264
Boston Properties, Inc.	1,654	203
CBRE Group, Inc., Class A(a)	3,224	122
Crown Castle International Corp.	4,355	435
Digital Realty Trust, Inc.	2,193	259
Duke Realty Investments, Inc.	3,813	110
Equinix, Inc.	835	373
Equity Residential	3,937	260
Essex Property Trust, Inc.	707	180
Extra Space Storage, Inc.	1,350	108
Federal Realty Investment Trust	775	96
Ggp US	6,713	139
HCP, Inc.	5,027	140
Host Hotels & Resorts, Inc.	7,933	147
Iron Mountain, Inc.	2,834	110
Kimco Realty Corp.	4,563	89
Mid-America Apartment Communities, Inc.	1,218	130
Prologis, Inc.	5,701	362

See notes to schedules of investments.

Security Description	Shares	Value
Public Storage	1,604	$343
Realty Income Corp.	2,938	168
Regency Centers Corp.	1,586	98
SBA Communications Corp.(a)	1,290	186
Simon Property Group, Inc.	3,332	536
SL Green Realty Corp.	1,061	108
The Macerich Co.	1,167	64
UDR, Inc.	2,868	109
Ventas, Inc.	3,818	249
Vornado Realty Trust	1,848	142
Welltower, Inc.	3,954	278
Weyerhaeuser Co.	8,071	275
		6,906
Telecommunication Services (2.2%):
AT&T, Inc.	65,818	2,578
CenturyLink, Inc.(b)	5,892	111
Level 3 Communications, Inc.(a)	3,149	168
Verizon Communications, Inc.	43,729	2,164
		5,021
Utilities (3.1%):
AES Corp.	7,078	78
Alliant Energy Corp.	2,477	103
Ameren Corp.	2,601	150
American Electric Power Co., Inc.	5,272	370
American Water Works Co., Inc.	1,911	155
CenterPoint Energy, Inc.	4,620	135
CMS Energy Corp.	3,023	140
Consolidated Edison, Inc.	3,321	268
Dominion Resources, Inc.	6,888	531
DTE Energy Co.	1,923	206
Duke Energy Corp.	7,502	630
Edison International	3,493	270
Entergy Corp.	1,924	147
Eversource Energy	3,397	205
Exelon Corp.	10,292	388
FirstEnergy Corp.	4,763	147
NextEra Energy, Inc.	5,019	735
NiSource, Inc.	3,493	89
NRG Energy, Inc.	3,223	82
PG&E Corp.	5,497	374
Pinnacle West Capital Corp.	1,197	101
PPL Corp.	7,323	278
Public Service Enterprise Group, Inc.	5,423	251
SCANA Corp.	1,532	74
Sempra Energy	2,691	308
The Southern Co.	10,714	526
WEC Energy Group, Inc.	3,383	212
Xcel Energy, Inc.	5,443	258
		7,211
Total Common Stocks (Cost $60,302)		231,317

Collateral for Securities Loaned (0.2%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	471,934	472
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	58,599	59
Total Collateral for Securities Loaned (Cost $531)		531
Total Investments (Cost $60,833) — 99.6%		231,848
Other assets in excess of liabilities — 0.4%		1,001
NET ASSETS - 100.00%		$232,849

See notes to schedules of investments.

(a)                       Non-income producing security.

(b)                       All or a portion of this security is on loan.

(c)                        Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

PLC—Public Liability Company

Futures Contracts Purchased

(Amounts in Thousands, Except for Contracts)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures	12	12/15/17	$1,510	$31

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Mid-Cap Core Growth Fund	September 30, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)
Consumer Discretionary (15.7%):
Burlington Stores, Inc.(a)	503,000	$48,016
Expedia, Inc.	352,100	50,681
Liberty Broadband Corp., Class A(a)	310,361	29,230
Liberty Broadband Corp., Class C(a)	561,321	53,494
Liberty Sirius XM Group, Class A(a)	295,846	12,396
Liberty Sirius XM Group, Class C(a)	900,892	37,720
Live Nation Entertainment, Inc.(a)	789,700	34,391
Newell Brands, Inc.	1,162,500	49,603
NVR, Inc.(a)	10,100	28,836
Ross Stores, Inc.	1,338,800	86,447
Royal Caribbean Cruises Ltd.	373,900	44,322
Thor Industries, Inc.	688,400	86,676
Wynn Resorts Ltd.	392,100	58,392
		620,204
Consumer Staples (4.1%):
Church & Dwight Co., Inc.	1,189,700	57,641
Monster Beverage Corp.(a)	1,021,100	56,416
Pinnacle Foods, Inc.	842,100	48,143
		162,200
Energy (3.4%):
Concho Resources, Inc.(a)	349,700	46,062
Diamondback Energy, Inc.(a)	465,400	45,591
Gulfport Energy Corp.(a)	743,400	10,660
Parsley Energy, Inc., Class A(a)	1,170,300	30,826
		133,139
Financials (13.8%):
Affiliated Managers Group, Inc.	395,900	75,154
KeyCorp	2,054,300	38,662
Northern Trust Corp.	739,300	67,964
Radian Group, Inc.	2,419,700	45,224
Reinsurance Group of America, Inc.	689,100	96,150
SLM Corp.(a)	5,816,500	66,715
SunTrust Banks, Inc.	1,187,900	71,001
SVB Financial Group(a)	473,100	88,512
		549,382
Health Care (11.5%):
Agilent Technologies, Inc.	1,013,200	65,047
Align Technology, Inc.(a)	205,400	38,260
Baxter International, Inc.	1,213,000	76,116
BioMarin Pharmaceutical, Inc.(a)	699,425	65,095
C.R. Bard, Inc.	190,700	61,119
Centene Corp.(a)	786,900	76,149
HealthSouth Corp.	1,381,000	64,009
		445,795
Industrials (14.1%):
A.O. Smith Corp.	1,281,000	76,130
AMETEK, Inc.	833,900	55,071
Carlisle Cos., Inc.	435,000	43,626
Colfax Corp.(a)	1,292,400	53,816
KAR Auction Services, Inc.	1,206,700	57,608
L3 Technologies, Inc.	265,700	50,066
Owens Corning, Inc.	364,800	28,217
Roper Technologies, Inc.	233,200	56,761
Snap-on, Inc.	244,200	36,388
WABCO Holdings, Inc.(a)	383,200	56,713
XPO Logistics, Inc.(a)	640,500	43,413
		557,809
Information Technology (17.3%):
Amphenol Corp., Class A	738,800	62,532
Broadcom Ltd.	124,200	30,123

See notes to schedules of investments.

Security Description	Shares	Value
CDW Corp. of Delaware	892,700	$58,918
Fidelity National Information Services, Inc.	1,004,900	93,848
Harris Corp.	165,300	21,767
IPG Photonics Corp.(a)	391,100	72,377
Microchip Technology, Inc.	960,500	86,234
Nvidia Corp.	102,600	18,342
Palo Alto Networks, Inc.(a)	224,400	32,336
PTC, Inc.(a)	1,017,400	57,259
Skyworks Solutions, Inc.	596,900	60,824
SYNNEX Corp.	259,100	32,779
Tyler Technologies, Inc.(a)	66,900	11,662
Western Digital Corp.	486,100	41,999
		681,000
Materials (5.0%):
Ball Corp.	1,141,000	47,123
CF Industries Holdings, Inc.	750,100	26,373
Eagle Materials, Inc., Class A	380,000	40,546
Freeport-McMoRan, Inc.(a)	1,560,300	21,907
GCP Applied Technologies, Inc.(a)	473,700	14,543
Vulcan Materials Co.	372,400	44,539
		195,031
Real Estate (9.0%):
CBRE Group, Inc., Class A(a)	1,179,700	44,687
Digital Realty Trust, Inc.	500,825	59,263
Gramercy Property Trust	1,073,300	32,467
Kilroy Realty Corp.	640,400	45,545
Kimco Realty Corp.	1,428,400	27,925
SBA Communications Corp.(a)	568,300	81,865
Sun Communities, Inc.	363,400	31,136
The Macerich Co.	620,100	34,087
		356,975
Utilities (4.3%):
Black Hills Corp.	405,200	27,906
CenterPoint Energy, Inc.	1,300,900	37,999
NiSource, Inc.	1,993,900	51,024
Sempra Energy	473,100	53,995
		170,924
Total Common Stocks (Cost $2,481,312)		3,872,459

Exchange-Traded Funds (0.9%)
SPDR S&P MidCap 400 ETF	108,392	35,372
Total Exchange-Traded Funds (Cost $34,299)		35,372
Total Investments (Cost $2,515,611) — 99.1%		3,907,831
Other assets in excess of liabilities — 0.9%		34,154
NET ASSETS - 100.00%		$3,941,985

(a)                       Non-income producing security.

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Munder Small Cap Growth Fund	September 30, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.5%)
Communications Equipment (3.6%):
EMCORE Corp.(a)	7,332	$60
Lumentum Holdings, Inc.(a)	819	45
Silicom Ltd.	2,217	129
		234
Consumer Discretionary (15.3%):
Brunswick Corp.	1,191	67
Burlington Stores, Inc.(a)	1,131	109
Cable One, Inc.	129	93
Dave & Buster’s Entertainment, Inc.(a)	1,824	95
Five Below, Inc.(a)	1,497	82
Gentherm, Inc.(a)	1,260	47
LCI Industries	800	92
Liberty Broadband Corp., Class A(a)	1,206	114
Planet Fitness, Inc., Class A	2,510	68
Pool Corp.	265	29
Tenneco, Inc.	1,379	84
Texas Roadhouse, Inc.	1,294	64
The Tile Shop Holdings, Inc.	3,187	40
		984
Consumer Staples (2.1%):
Pinnacle Foods, Inc.	1,371	78
Spectrum Brands Holdings, Inc.	540	57
		135
Electronic Equipment, Instruments & Components (2.8%):
Fabrinet(a)	1,885	70
ID Systems, Inc.(a)	8,177	62
Napco Security Systems, Inc.(a)	4,670	45
		177
Energy (2.4%):
Abraxas Petroleum Corp.(a)	14,978	28
Diamondback Energy, Inc.(a)	758	74
Lonestar Resources US, Inc., Class A(a)(b)	14,466	51
		153
Financials (6.6%):
Bank of The Ozarks, Inc.	1,005	48
Crawford & Co., Class A	5,895	56
Employers Holdings, Inc.	1,626	74
Radian Group, Inc.	1,915	36
Silvercrest Asset Management Group, Inc.	4,070	59
SLM Corp.(a)	4,146	48
WTB Financial Corp., Class B	351	105
		426
Health Care (23.3%):
Acadia Pharmaceuticals, Inc.(a)	513	19
Adamas Pharmaceuticals, Inc.(a)	845	18
Aduro Biotech, Inc.(a)	1,051	11
Advaxis, Inc.(a)	5,316	22
Agenus, Inc.(a)	3,692	16
AMN Healthcare Services, Inc.(a)	1,242	57
Array BioPharma, Inc.(a)	3,030	37
Arrowhead Pharmaceuticals, Inc.(a)	3,599	16
AtriCure, Inc.(a)	3,265	73
Bluebird Bio, Inc.(a)	337	46
Cambrex Corp.(a)	1,584	87
Cellectis SA, ADR(a)	683	19
Cempra, Inc.(a)	889	3
Cidara Therapeutics, Inc.(a)	2,207	18
Clovis Oncology, Inc.(a)	189	16
Corium International, Inc.(a)	4,686	52
Dexcom, Inc.(a)	474	23
Dynavax Technologies Corp.(a)	1,557	33

See notes to schedules of investments.

Security Description	Shares	Value
Esperion Therapeutics, Inc.(a)	282	$14
Foamix Pharmaceuticals Ltd.(a)	7,252	41
GenMark Diagnostics, Inc.(a)	6,439	62
HealthSouth Corp.	1,373	63
Lemaitre Vascular, Inc.	1,472	55
Lexicon Pharmaceuticals(a)	1,557	19
Merit Medical Systems, Inc.(a)	2,639	112
MiMedx Group, Inc.(a)	2,981	35
Nektar Therapeutics(a)	3,407	82
Neurocrine Biosciences, Inc.(a)	660	40
Omeros Corp.(a)(b)	1,570	34
Portola Pharmaceuticals, Inc.(a)	1,265	69
RadNet, Inc.(a)	4,835	56
Reata Pharmaceuticals, Inc.(a)	1,000	31
Rigel Pharmaceuticals, Inc.(a)	11,653	30
Spark Therapeutics, Inc.(a)	394	35
Stemline Therapeutics, Inc.(a)	1,858	21
Synergy Pharmaceuticals, Inc.(a)	5,015	15
Teligent, Inc.(a)	3,312	22
TG Therapeutics, Inc.(a)	3,056	36
Trevena, Inc.(a)	2,717	7
Ultragenyx Pharmaceutical, Inc.(a)	443	24
Xencor, Inc.(a)	1,244	29
		1,498
Industrials (15.0%):
Apogee Enterprises, Inc.	2,153	104
Astronics Corp.(a)	1,867	56
Caesarstone Sdot Yam Ltd.(a)	1,087	32
Casella Waste Systems, Inc.(a)	3,750	71
Comfort Systems USA, Inc.	1,367	49
Continental Building Products, Inc.(a)	2,945	77
Lydall, Inc.(a)	992	57
Marten Transport Ltd.	4,725	97
Mueller Water Products, Inc., Class A	4,929	63
On Assignment, Inc.(a)	1,694	91
PGT, Inc.(a)	7,317	109
Trex Co., Inc.(a)	657	59
TrueBlue, Inc.(a)	2,177	49
Tutor Perini Corp.(a)	1,722	49
		963
Internet Software & Services (3.4%):
GoDaddy, Inc., Class A(a)	1,504	65
j2 Global, Inc.	512	38
LogMeIn, Inc.	570	63
The Meet Group, Inc.(a)	14,147	51
		217
IT Services (5.6%):
EPAM Systems, Inc.(a)	1,124	99
Euronet Worldwide, Inc.(a)	906	86
Planet Payment, Inc.(a)	14,220	61
WNS Holdings Ltd., ADR(a)	3,197	117
		363
Materials (3.6%):
Berry Global Group, Inc.(a)	834	47
Summit Materials, Inc., Class A(a)	1,649	53
Trinseo SA	1,001	67
US Concrete, Inc.(a)	936	71
		238
Real Estate (3.5%):
Firstservice Corp.	897	59
Retail Opportunity Investments Corp.	2,839	54
Rexford Industrial Realty, Inc.	1,983	57
Sun Communities, Inc.	673	57
		227

See notes to schedules of investments.

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (2.5%):
Inphi Corp.(a)	1,344	$53
ON Semiconductor Corp.(a)	5,686	105
		158
Software (7.3%):
BroadSoft, Inc.(a)	1,782	90
Imperva, Inc.(a)	941	41
PTC, Inc.(a)	1,189	67
QAD, Inc.	2,947	100
SS&C Technologies Holdings, Inc.	1,749	70
Take-Two Interactive Software(a)	566	58
Zix Corp.(a)	8,920	44
		470
Technology Hardware, Storage & Peripherals (0.5%):
Immersion Corp.(a)	3,678	30
Total Common Stocks (Cost $5,189)		6,273

Exchange-Traded Funds (2.4%)
iShares Russell 2000 Growth ETF	874	156
Total Exchange-Traded Funds (Cost $142)		156

Collateral for Securities Loaned (1.4%)
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(c)	80,603	81
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(c)	10,008	10
Total Collateral for Securities Loaned (Cost $91)		91
Total Investments (Cost $5,422) — 101.3%		6,520
Liabilities in excess of other assets — (1.3)%		(83)
NET ASSETS - 100.00%		$6,437

(a)                       Non-income producing security.

(b)                       All or a portion of this security is on loan.

(c)                        Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent Emerging Markets Small-Cap Fund	September 30, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value (a)
Common Stocks (96.1%)
Brazil (7.6%):
Consumer Discretionary (1.9%):
Construtora Tenda SA (b)	6,800	$35
Smiles SA	2,900	73
		108
Consumer Staples (0.9%):
Sao Martinho SA	9,300	52

Energy (0.6%):
Qgep Paticipacoes SA	12,400	31

Financials (1.0%):
Banco ABC Brasil SA	5,100	28
Wiz Solucoes E Corretagem de Seguros SA	5,497	31
		59
Health Care (1.2%):
Fleury SA	3,100	29
Qualicorp SA	3,300	39
		68
Industrials (0.8%):
EcoRodovias Infraestrutura e Logistica SA	12,800	46

Real Estate (0.6%):
Iguatemi EMP de Shopping	2,600	32

Utilities (0.6%):
AES Tiete Energia SA	7,100	32
		428
China (17.9%):
Consumer Discretionary (6.0%):
China Lodging Group Ltd., ADR (b)	604	72
China Yongda Automobiles Services Holdings Ltd.	41,000	56
Minth Group Ltd.	14,000	74
Q Technology Group Co. Ltd.	16,000	29
Tianneng Power International Ltd.	34,000	35
Zhongsheng Group Holdings Ltd.	32,000	69
		335
Consumer Staples (1.0%):
Anhui Gujing Distillery Co. Ltd., Class B	12,400	58

Energy (0.4%):
Hilong Holdings Ltd.	133,000	20

Financials (0.5%):
China International Capital Corp. Ltd., Class H (c)	14,000	29

Health Care (0.5%):
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H (c)	11,600	29

Industrials (1.8%):
China Lesso Group Holdings Ltd.	36,000	25
Lonking Holdings Ltd.	112,000	47
Shenzhen Expressway Co. Ltd., Class H	28,000	27
		99
Information Technology (5.7%):
Autohome, Inc., ADR (b)	991	59
BYD Electronic (International) Co. Ltd.	21,500	64
Daqo New Energy Corp., ADR (b)	1,440	42
Hua Hong Semiconductor Ltd. (c)	30,000	41
Sunny Optical Technology Group Co. Ltd.	2,000	32
YY, Inc., ADR (b)	978	85
		323
Real Estate (1.6%):
Logan Property Holdings Co. Ltd. (d)	86,000	89

Utilities (0.4%):
Huaneng Renewables Corp. Ltd.	74,000	25
		1,007

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Cyprus (0.6%):
Financials (0.6%):
TCS Group Holding PLC, GDR	2,025	$33

Egypt (0.6%):
Financials (0.6%):
Credit Agricole Egypt	12,545	33

Greece (0.7%):
Consumer Discretionary (0.7%):
FF Group (b)	1,919	42

Hong Kong (7.8%):
Consumer Staples (0.7%):
China Agri-Industries Holdings Ltd.	79,000	37

Financials (0.5%):
Far East Horizon Ltd.	32,000	30

Health Care (0.6%):
Ssy Group, Ltd.	74,000	34

Industrials (0.7%):
Sinotruk Hong Kong Ltd.	26,500	37

Information Technology (1.2%):
Kingboard Laminates Holdings Ltd.	40,000	65

Materials (2.3%):
China Resources Cement Holdings Ltd.	82,000	51
Lee & Man Paper Manufacturing Ltd.	63,000	81
		132
Real Estate (0.8%):
Shenzhen Investment Ltd.	104,000	47

Utilities (1.0%):
Canvest Environmental Protection Group Co. Ltd. (d)	57,000	31
China Water Affairs Group Ltd.	38,000	27
		58
		440
Hungary (0.5%):
Telecommunication Services (0.5%):
Magyar Telekom Telecommunications PLC	16,102	29

India (10.6%):
Consumer Discretionary (1.9%):
PC Jeweller Ltd.	9,996	50
Sundram Fasteners Ltd.	8,136	55
		105
Consumer Staples (1.0%):
Balrampur Chini Mills Ltd.	23,131	57

Energy (0.5%):
Mangalore Refinery and Petrochemicals Ltd.	13,447	26

Financials (2.2%):
BSE Ltd.	2,281	34
Indian Bank	12,017	48
Muthoot Finance Ltd.	5,678	42
		124
Health Care (0.5%):
Jubilant Life Sciences Ltd.	2,531	26

Industrials (1.2%):
IRB Infrastructure Developers Ltd.	10,604	35
KEC International Ltd.	6,445	30
		65
Information Technology (0.5%):
Mphasis Ltd.	3,240	31

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Materials (1.1%):
Dalmia Bharat Ltd.	1,606	$63

Real Estate (0.5%):
Sobha Ltd.	4,733	28

Utilities (1.2%):
Indraprastha Gas Ltd.	1,893	43
VA Tech Wabag Ltd.	2,896	26
		69
		594
Indonesia (0.7%):
Telecommunication Services (0.7%):
PT Link Net TBK	109,000	42

Jersey (0.6%):
Information Technology (0.6%):
WNS Holdings Ltd., ADR (b)	993	36

Korea, Republic Of (16.3%):
Consumer Discretionary (2.4%):
F&F Co. Ltd.	1,312	47
GS Home Shopping, Inc.	138	26
Nexen Tire Corp.	3,323	38
SL Corp.	1,507	25
		136
Consumer Staples (1.6%):
Dongwon Industries Co. Ltd.	151	36
Maeil Dairies Co. Ltd. (b)	850	51
		87
Financials (0.7%):
KIWOOM Securities Co. Ltd.	609	39

Health Care (3.6%):
Dentium Co. Ltd. (b)	973	47
Dongkook Pharmaceutical Co. Ltd.	535	27
Hugel, Inc. (b)	68	31
Interojo Co. Ltd.	1,042	33
Samjin Pharmaceutical Co. Ltd.	1,125	32
Value Added Technology Co. Ltd.	1,327	32
		202
Industrials (0.4%):
Hyundai Construction Equipment Co. Ltd. (b)	76	25

Information Technology (4.0%):
Com2us Corp.	265	29
DuzonBizon Co. Ltd.	1,149	31
Seoul Semiconductor Co. Ltd.	2,007	44
SFA Engineering Corp.	1,593	58
Tes Co. Ltd.	2,272	64
		226
Materials (3.0%):
Korea Petrochemical Ind Co. Ltd.	167	36
Poongsan Corp.	1,605	72
POSCO CHEMTECH Co. Ltd.	2,326	61
		169
Real Estate (0.6%):
Korea Real Estate Investment & Trust Co. Ltd.	11,717	34
		918
Luxembourg (1.5%):
Materials (1.5%):
Ternium SA, ADR	2,655	82

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Malaysia (3.8%):
Consumer Discretionary (0.6%):
Padini Holdings Berhad	33,000	$35

Energy (0.6%):
Serba Dinamik Holdings BHD	63,700	35

Industrials (0.6%):
AIRASIA BERHAD	42,300	34

Information Technology (1.0%):
Malaysian Pacific Industries Berhad	18,500	59

Real Estate (0.5%):
Uoa Development Berhad	41,800	26

Telecommunication Services (0.5%):
TIME dotCom Berhad	12,700	27
		216
Mexico (2.0%):
Consumer Discretionary (0.5%):
Consorcio ARA SAB de CV	77,361	27

Financials (0.5%):
Bolsa Mexicana de Valores SAB de CV	16,272	27

Real Estate (1.0%):
Corporacion Inmobiliaria Vesta SAB de CV	20,483	29
Macquarie Mexico Real Estate Management SA de CV (d)	21,410	29
		58
		112
Philippines (1.5%):
Consumer Discretionary (1.0%):
Bloomberry Resorts Corp. (b)	267,200	56

Industrials (0.5%):
Cebu Air, Inc.	13,640	30
		86
Poland (1.9%):
Consumer Discretionary (0.6%):
Robyg SA	38,484	35

Financials (0.7%):
Warsaw Stock Exchange	3,127	38

Industrials (0.6%):
Budimex SA	555	34
		107
Russian Federation (0.7%):
Industrials (0.7%):
Aeroflot - Russian Airlines PJSC	12,700	41

Singapore (1.1%):
Real Estate (1.1%):
Yanlord Land Group Ltd.	43,400	59

South Africa (3.7%):
Energy (0.5%):
Exxaro Resources Ltd.	3,194	29

Financials (0.4%):
Investec Ltd.	3,467	25

Health Care (0.5%):
Adcock Ingram Holdings Ltd.	5,855	26

Industrials (1.0%):
Barloword, Ltd.	3,053	28
Raubex Group Ltd.	17,343	26
		54
Materials (0.8%):
Sappi Ltd.	6,728	46

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Real Estate (0.5%):
Hyprop Investments Ltd.	3,284	$26
		206
Taiwan (11.2%):
Consumer Discretionary (1.2%):
Gourmet Master Co. Ltd.	2,200	24
KMC Kuei Meng International, Inc.	10,000	43
		67
Financials (0.5%):
King’s Town Bank Co. Ltd.	27,000	28

Health Care (0.5%):
Formosa Laboratories, Inc.	12,000	28

Industrials (2.9%):
AirTac International Group	3,000	42
Chicony Power Technology Co. Ltd.	24,130	45
Kung Long Batteries Industrial Co. Ltd.	7,000	34
Turvo International Co. Ltd.	12,000	43
		164
Information Technology (4.6%):
Epistar Corp. (b)	25,000	32
Flexium Interconnect, Inc.	9,445	36
Getac Technology Corp.	20,000	28
Merry Electronics Co. Ltd.	10,000	63
Powertech Technology, Inc.	15,000	43
Tripod Technology Corp.	16,000	56
		258
Materials (1.5%):
China General Plastics Corp.	88,440	88
		633
Thailand (3.1%):
Financials (0.9%):
Thanachart Capital PLC	36,300	53

Health Care (0.6%):
Mega Lifesciences Public Co. Ltd. - NVDR	28,300	32

Information Technology (0.5%):
Hana Microelectronics PCL	20,000	28

Real Estate (0.5%):
Supalai PCL	38,300	27

Utilities (0.6%):
BCPG PCL	60,100	35
		175
Turkey (1.2%):
Industrials (0.8%):
Tekfen Holding AS	13,439	44

Materials (0.4%):
Anadolu CAM Sanayii AS	39,676	23
		67
United Kingdom (0.5%):
Real Estate (0.5%):
Etalon Group Ltd., Registered Shares, GDR	6,869	28
Total Common Stocks (Cost $4,209)		5,414

Preferred Stocks (0.7%)
Russian Federation (0.7%):
Energy (0.7%):
Ak Transneft OAO	12	37
Total Preferred Stocks (Cost $27)		37

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Rights (0.0%)(d)
Korea, Republic Of (0.0%):(e)
Industrials (0.0%):(e)
Hyundai Construction Expires 11/08/17 @KRW 274,500 (b)	23	$2
Total Rights (Cost $—)		2

Exchange-Traded Funds (2.3%)
United States (2.3%):
iShares MSCI Emerging Markets Small-Cap ETF	2,597	128
Total Exchange-Traded Funds (Cost $122)		128

Warrants (0.1%)
Thailand (0.1%):
Real Estate (0.1%):
Supalai PCL	9,575	6
Total Warrants (Cost $5)		6

Collateral for Securities Loaned (2.5%)
United States (2.5%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(f)	122,150	122
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(f)	15,167	15
Total Collateral for Securities Loaned (Cost $137)		137
Total Investments (Cost $4,500) — 101.7%		5,724
Liabilities in excess of other assets — (1.7)%		(93)
NET ASSETS - 100.00%		$5,631

(a)                       All sercurities, except those traded on exchanges in the United States (including ADRs), Brazil and Mexico were fair valued as of September 30, 2017. See Note 1 for further information.

(b)                       Non-income producing security.

(c)                        Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $99 (thousands) and amounted to 1.8% of net assets.

(d)                       All or a portion of this security is on loan.

(e)                        Amount represents less than 0.05% of net assets.

(f)                         Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

NVDR—Non-Voting Depository Receipt

OAO—Russian Open Joint Stock Corporations

PCL—Public Company Limited

PLC—Public Liability Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Fund-Core Equity	September 30, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value (a)
Common Stocks (93.9%)
Australia (4.1%):
Energy (0.5%):
Beach Energy Ltd.	186,185	$121

Financials (1.5%):
Australia & New Zealand Banking Group Ltd.	4,890	114
Macquarie Group Ltd.	1,692	121
National Australia Bank Ltd.	5,960	148
		383
Industrials (0.4%):
Qantas Airways Ltd.	21,850	100

Materials (1.0%):
RIO Tinto Ltd.	4,917	258

Real Estate (0.7%):
GPT Group	19,069	74
Lendlease Group	6,451	91
		165
		1,027
Austria (0.6%):
Financials (0.3%):
Erste Group Bank AG	1,986	86

Materials (0.3%):
Voestalpine AG	1,400	71
		157
Belgium (0.7%):
Financials (0.4%):
KBC Groep NV	1,303	110

Materials (0.3%):
Solvay SA	535	80
		190
Brazil (1.5%):
Consumer Discretionary (0.6%):
Smiles SA	5,500	139

Financials (0.5%):
Banco Santander Brasil SA	15,700	137

Telecommunication Services (0.4%):
TIM Participacoes SA	26,500	97
		373
Canada (6.1%):
Consumer Discretionary (0.4%):
Magna International, Inc.	1,840	98

Consumer Staples (0.3%):
Premium Brands Holdings Corp.	1,021	81

Energy (1.7%):
Birchcliff Energy Ltd.	16,210	79
EnCana Corp.	9,969	117
Gran Tierra Energy, Inc. (b)	35,359	80
Parex Resources, Inc. (b)	12,162	147
		423
Financials (2.4%):
Bank of Montreal	1,318	100
Canadian Imperial Bank of Commerce (c)	2,170	190
Industrial Alliance Insurance	2,103	95
Sun Life Financial, Inc.	3,225	128
The Bank of Nova Scotia	1,679	108
		621
Industrials (0.6%):
Air Canada (b)	7,600	160

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Materials (0.7%):
HudBay Minerals, Inc.	13,798	$102
Teck Resources Ltd., Class B	3,157	67
		169
		1,552
China (6.4%):
Energy (0.3%):
China Petroleum & Chemical Corp., Class H	90,000	68

Financials (1.5%):
Bank of China Ltd.	228,275	114
Industrial & Commercial Bank of China Ltd.	225,250	168
PICC Property & Casualty Co. Ltd., Class H	54,000	96
		378
Health Care (0.3%):
Sinopharm Group Co. Ltd.	16,400	73

Industrials (0.8%):
China Railway Construction Corp. Ltd.	86,575	110
Zhejiang Expressway Co. Ltd., Class H	72,000	90
		200
Information Technology (2.7%):
AAC Technologies Holdings, Inc.	7,000	118
Alibaba Group Holding Ltd., ADR (b)	1,394	241
Tencent Holdings Ltd.	4,900	214
YY, Inc., ADR (b)	1,250	109
		682
Real Estate (0.4%):
Country Garden Holdings Co. Ltd.	73,000	116

Utilities (0.4%):
ENN Energy Holdings Ltd.	13,000	94
		1,611
Denmark (1.6%):
Financials (0.5%):
Danske Bank A/S	3,216	129

Health Care (0.5%):
H. Lundbeck A/S	1,977	114

Industrials (0.3%):
Vestas Wind Systems A/S	894	80

Utilities (0.3%):
Dong Energy A/S (d)	1,385	80
		403
Finland (0.7%):
Information Technology (0.3%):
Nokia OYJ	11,245	68

Telecommunication Services (0.4%):
Elisa OYJ	2,470	106
		174
France (6.8%):
Consumer Discretionary (1.6%):
LVMH Moet Hennessy Louis Vuitton SA	546	151
Renault SA	992	97
Valeo SA	1,900	141
		389
Consumer Staples (0.6%):
Pernod Ricard SA	1,091	151

Energy (0.7%):
Total SA (c)	3,368	181

Financials (1.3%):
AXA SA	2,575	78

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
BNP Paribas SA	3,140	$253
		331
Industrials (0.8%):
Teleperformance	778	116
Vinci SA	918	87
		203
Information Technology (0.6%):
Atos SE	1,016	158

Real Estate (0.4%):
Nexity SA	1,752	107

Telecommunication Services (0.4%):
Orange SA	6,466	106

Utilities (0.4%):
Veolia Environnement SA	4,275	99
		1,725
Germany (5.9%):
Consumer Discretionary (1.4%):
Adidas AG	400	91
Continental AG	359	91
Daimler AG, Registered Shares	972	78
TUI AG	5,208	88
		348
Financials (1.0%):
Allianz SE	402	90
Hannover Rueck SE	1,252	151
		241
Health Care (0.9%):
Bayer AG	566	77
Fresenius SE & Co. KGaA	1,981	160
		237
Industrials (0.7%):
Deutsche Lufthansa AG	3,141	87
Siemens AG	722	102
		189
Information Technology (0.4%):
Infineon Technologies AG	3,714	94

Materials (1.2%):
BASF SE	1,896	202
Covestro AG (d)	1,099	95
		297
Telecommunication Services (0.3%):
Deutsche Telekom AG, Registered Shares	4,589	86
		1,492
Hong Kong (3.3%):
Consumer Discretionary (0.8%):
Galaxy Entertainment Group Ltd.	14,000	99
Geely Automobile Holdings Ltd.	33,000	94
		193
Consumer Staples (0.7%):
WH Group Ltd. (d)	159,000	169

Financials (0.4%):
BOC Hong Kong Holdings Ltd.	19,000	92

Industrials (0.3%):
CK Hutchison Holdings Ltd.	7,000	90

Real Estate (0.7%):
CK Asset Holdings Ltd.	9,395	78
Sun Hung KAI Properties Ltd.	6,000	98
		176
Telecommunication Services (0.2%):
HKT Trust & HKT Ltd.	51,000	62

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Utilities (0.2%):
CLP Holdings Ltd.	6,000	$62
		844
Hungary (0.3%):
Health Care (0.3%):
Richter Gedeon Nyrt	2,752	68

India (1.5%):
Energy (0.4%):
Reliance Industries Ltd.	7,362	88

Financials (0.5%):
Indiabulls Housing Finance Ltd.	6,952	129

Information Technology (0.3%):
HCL Technologies Ltd.	5,059	68

Utilities (0.3%):
Power Grid Corp. of India Ltd.	25,952	84
		369
Indonesia (0.4%):
Telecommunication Services (0.4%):
PT Telekomunikasi Indonesia Persero TBK	266,200	93

Ireland (1.0%):
Health Care (1.0%):
ICON PLC (b)	1,374	157
Shire PLC	2,161	110
		267
Israel (0.3%):
Information Technology (0.3%):
Check Point Software Technologies Ltd. (b)	611	70

Italy (1.7%):
Energy (0.2%):
ENI SpA	3,708	62

Industrials (0.4%):
Finmeccanica SpA	5,939	111

Telecommunication Services (0.3%):
Telecom Italia SpA (b)	69,590	65

Utilities (0.8%):
A2A SpA	41,326	71
Enel SpA	21,426	129
		200
		438
Japan (16.1%):
Consumer Discretionary (3.0%):
Bandai Namco Holdings, Inc.	2,400	82
Bridgestone Corp.	1,900	86
Honda Motor Co. Ltd.	2,800	83
Koito Manufacturing Co. Ltd.	1,900	119
Nitori Holdings Co. Ltd.	400	57
Sekisui House Ltd.	5,700	96
Sony Corp.	3,900	146
Suzuki Motor Corp.	1,500	79
		748
Consumer Staples (1.3%):
Asahi Group Holdings Ltd.	3,300	134
Matsumotokiyoshi Holdings Co. Ltd.	1,200	80
NH Foods Ltd.	4,000	110
		324
Financials (2.5%):
Chiba Bank Ltd.	11,700	84

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Mitsubishi UFJ Financial Group, Inc.	17,600	$114
ORIX Corp.	10,900	176
Sompo Japan Nipponkoa Holdings, Inc.	1,900	74
Sumitomo Mitsui Financial Group, Inc.	2,025	78
Tokio Marine Holdings, Inc.	2,800	110
		636
Health Care (1.3%):
Astellas Pharma, Inc.	8,500	108
Hoya Corp.	1,300	70
Shionogi & Co. Ltd.	2,500	137
		315
Industrials (3.0%):
Asahi Glass Co. Ltd.	2,400	89
Central Japan Railway Co.	900	158
ITOCHU Corp.	6,500	107
Mitsui & Co. Ltd.	4,900	72
OBAYASHI Corp.	8,300	100
SMC Corp.	400	141
Taisei Corp.	1,600	84
		751
Information Technology (2.0%):
Fujitsu Ltd.	15,000	112
Kyocera Corp.	1,800	112
Tokyo Electron Ltd.	1,900	292
		516
Materials (0.9%):
Tosoh Corp.	4,000	90
UBE Industries Ltd.	5,000	145
		235
Real Estate (0.9%):
Daiwa House Industry Co. Ltd.	6,400	221

Telecommunication Services (1.0%):
KDDI Corp.	3,600	95
Nippon Telegraph & Telephone Corp.	3,400	156
		251
Utilities (0.2%):
Kansai Electric Power Co.	4,800	61
		4,058
Korea, Republic Of (3.5%):
Consumer Discretionary (0.6%):
Hankook Tire Co. Ltd.	1,388	73
LG Electronics, Inc.	1,048	76
		149
Consumer Staples (0.3%):
KT&G Corp.	703	65

Financials (0.6%):
Industrial Bank of Korea	7,069	89
Shinhan Financial Group Co. Ltd.	1,607	71
		160
Information Technology (1.1%):
Samsung Electronics Co. Ltd.	126	283

Materials (0.6%):
Lotte Chemical Corp.	238	79
POSCO	281	78
		157
Telecommunication Services (0.3%):
KT Corp., ADR	5,764	80
		894
Luxembourg (0.7%):
Materials (0.7%):
Arcelormittal (b	6,739	174

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Malaysia (0.3%):
Financials (0.3%):
CIMB Group Holdings BHD	50,900	$76

Mexico (0.4%):
Consumer Staples (0.4%):
Gruma SAB de CV, Class B	6,235	92

Netherlands (1.0%):
Financials (0.5%):
ING Groep NV	7,525	139

Industrials (0.5%):
AerCap Holdings NV (b)	2,433	124
		263
Norway (0.8%):
Consumer Staples (0.8%):
Marine Harvest ASA	9,709	192

Poland (0.4%):
Consumer Staples (0.4%):
Dino Polska SA (b)(d)	5,262	96

Portugal (0.5%):
Energy (0.5%):
Galp Energia SGPS SA	7,412	131

Russian Federation (0.7%):
Energy (0.4%):
LUKOIL PJSC, ADR	1,727	91

Financials (0.3%):
Sberbank of Russia PJSC	24,120	81
		172
Singapore (0.6%):
Financials (0.6%):
DBS Group Holdings Ltd.	9,700	149

South Africa (1.1%):
Consumer Discretionary (0.6%):
Naspers Ltd.	718	156

Industrials (0.0%)(e):
Novus Holdings Ltd.	248	—	(f)

Materials (0.5%):
Sappi Ltd.	17,057	116
		272
Spain (2.8%):
Energy (0.7%):
Enagas SA	2,371	67
Repsol SA	5,957	110
		177
Financials (0.3%):
Banco Santander SA	12,673	89

Industrials (0.6%):
ACS, Actividades de Construccion y Servicios SA	1,916	71
Aena SA (d)	405	73
		144
Information Technology (0.3%):
Amadeus IT Holding SA	1,243	81

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Telecommunication Services (0.5%):
Telefonica SA	11,090	$120

Utilities (0.4%):
Iberdrola SA	11,985	93
		704
Sweden (2.1%):
Consumer Staples (0.5%):
Essity AB, Class B (b)	4,915	134

Financials (0.3%):
Swedbank AB, A Shares	2,475	69

Industrials (0.9%):
Atlas Copco AB, A Shares	1,861	79
Volvo AB, Class B	8,349	161
		240
Materials (0.4%):
Boliden AB	2,720	92
		535
Switzerland (5.7%):
Consumer Discretionary (0.3%):
CIE Financiere Richemont SA	890	82

Consumer Staples (0.3%):
Nestle SA, Registered Shares, Registered Shares	882	74

Financials (1.1%):
Swiss Life Holding AG	584	206
UBS Group AG, Registered Shares	3,670	63
		269
Health Care (2.6%):
Lonza Group AG, Registered Shares	886	233
Novartis AG	2,067	178
Roche Holding AG	932	238
		649
Industrials (0.4%):
Georg Fischer AG	78	96

Information Technology (1.0%):
Logitech International SA	3,737	136
Stmicroelectronics NV	6,232	121
		257
		1,427
Taiwan (2.0%):
Consumer Staples (0.3%):
President Chain Store Corp.	8,000	68

Information Technology (1.7%):
Hon Hai Precision Industry Co. Ltd.	52,410	182
Powertech Technology, Inc.	56,000	162
Taiwan Semiconductor Manufacturing Co. Ltd.	13,000	93
		437
		505
Thailand (0.6%):
Materials (0.3%):
The Siam Cement Public Co. Ltd. - NVDR	4,650	70

Real Estate (0.3%):
Supalai PCL	105,800	73
		143
Turkey (0.7%):
Financials (0.4%):
Turkiye Is Bankasi	53,631	102

Telecommunication Services (0.3%):
Turkcell Iletisim Hizmetleri AS	20,562	73
		175

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
United Kingdom (10.7%):
Consumer Discretionary (0.8%):
Barratt Developments PLC	9,071	$75
Compass Group PLC	3,466	73
GKN PLC	13,731	64
		212
Consumer Staples (3.1%):
Associated British Foods PLC	2,424	104
British American Tobacco PLC	1,294	81
Coca-Cola European Partners	2,507	105
Diageo PLC	5,000	164
Greggs PLC	4,768	80
Tate & Lyle PLC	8,266	72
Unilever PLC	3,212	186
		792
Energy (0.8%):
BP PLC	31,763	203

Financials (3.0%):
3I Group PLC	17,821	218
Direct Line Insurance Group PLC	15,304	75
HSBC Holdings PLC	16,067	159
Lloyds Banking Group PLC	183,084	166
Prudential PLC	5,180	124
		742
Health Care (1.1%):
AstraZeneca PLC	1,150	76
GlaxoSmithKline PLC	6,475	129
Smith & Nephew PLC	4,343	79
		284
Industrials (0.8%):
Ashtead Group PLC	7,862	190

Materials (0.8%):
Mondi PLC	4,186	112
RPC Group PLC	6,701	89
		201
Telecommunication Services (0.3%):
Vodafone Group PLC	25,022	70
		2,694
United States (0.3%):
Consumer Discretionary (0.3%):
Carnival PLC	1,160	74
Total Common Stocks (Cost $19,821)		23,679

Preferred Stocks (0.5%)
Brazil (0.5%):
Energy (0.5%):
Petroleo Brasileiro SA (b)	24,300	118
Total Preferred Stocks (Cost $111)		118

Exchange-Traded Funds (3.5%)
United States (3.5%):
iShares MSCI EAFE ETF	10,455	716
iShares MSCI Emerging Markets ETF	3,561	159
		875
Total Exchange-Traded Funds (Cost $862)		875

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Warrants (0.0%)(e)
Thailand (0.0%)(e):
Real Estate (0.0%)(e):
Supalai PCL	26,450	$15
Total Warrants (Cost $13)		15

Collateral for Securities Loaned (1.5%)
United States (1.5%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(g)	342,009	342
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(g)	42,467	42
Total Collateral for Securities Loaned (Cost $384)		384
Total Investments (Cost $21,191) — 99.4%		25,071
Other assets in excess of liabilities — 0.6%		139
NET ASSETS - 100.00%		$25,210

(a)                       All securities, except those traded on exchanges in the United States (including ADRs), Brazil, Canada and Mexico were fair valued as of September 30, 2017. See Note 1 for further information.

(b)                       Non-income producing security.

(c)                        All or a portion of this security is on loan.

(d)                       Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $513 (thousands) and amounted to 2.0% of net assets.

(e)                        Amount represents less than 0.05% of net assets.

(f)                         Rounds to less than $1.

(g)                        Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

NVDR—Non-Voting Depository Receipt

PCL—Public Company Limited

PLC—Public Liability Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Trivalent International Small-Cap Fund	September 30, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value (a)
Common Stocks (97.7%)
Australia (4.9%):
Consumer Discretionary (0.6%):
Aristocrat Leisure Ltd.	263,475	$4,351
Jb Hi-Fi Ltd. (b)	237,731	4,283
		8,634
Energy (0.6%):
Beach Energy Ltd.	11,535,581	7,518

Financials (0.5%):
BT Investment Management Ltd.	706,823	6,145

Industrials (0.7%):
ALS Ltd.	805,329	4,953
Seven Group Holdings Ltd. (b)	427,537	4,045
		8,998
Materials (1.3%):
CSR Ltd.	2,142,873	7,977
Mineral Resources Ltd.	450,662	5,768
OZ Minerals Ltd.	619,378	3,623
		17,368
Real Estate (0.8%):
Aveo Group	1,355,282	2,545
Charter Hall Group	1,839,760	7,757
		10,302
Telecommunication Services (0.4%):
Amaysim Australia Ltd. (b)	3,183,079	4,908
		63,873
Belgium (0.5%):
Real Estate (0.5%):
Warehouses De Pauw SCA	60,882	6,872

Canada (7.3%):
Consumer Discretionary (1.2%):
BRP, Inc.	154,830	5,009
Canada Goose Holdings, Inc. (c)	240,076	4,933
Entertainment One Ltd.	1,477,126	5,104
		15,046
Consumer Staples (0.6%):
Premium Brands Holdings Corp.	90,569	7,223

Energy (1.6%):
Enerflex Ltd.	243,337	3,589
Gran Tierra Energy, Inc. (c)	1,677,523	3,805
Parex Resources, Inc. (c)	642,544	7,751
Tamarack Valley Energy Ltd. (c)	2,700,146	6,125
		21,270
Financials (0.5%):
Laurentian Bank of Canada	132,425	6,402

Industrials (0.9%):
Air Canada (c)	366,976	7,718
Wsp Global, Inc. (b)	107,359	4,467
		12,185
Materials (1.4%):
HudBay Minerals, Inc.	626,484	4,645
Iamgold Corp. (c)	1,490,462	9,116
Interfor Corp. (c)	323,837	5,134
		18,895
Real Estate (0.7%):
Canadian Apartment Properties REIT (b)	145,942	3,946
Tricon Capital Group, Inc. (b)	574,472	4,664
		8,610

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Utilities (0.4%):
Algonquin Power & Utilities Corp. (b)	494,422	$5,227
		94,858
Cayman Islands (0.4%):
Consumer Discretionary (0.4%):
Nexteer Automotive Group Ltd.	2,885,000	4,974

China (0.3%):
Consumer Discretionary (0.3%):
Musashi Seimitsu Industry Co. Ltd.	120,200	3,755

Denmark (1.4%):
Consumer Staples (0.6%):
Royal Unibrew A/S	136,067	7,457

Financials (0.3%):
Jyske Bank A/S	65,971	3,814

Health Care (0.5%):
GN Store Nord A/S	199,119	6,837
		18,108
Finland (1.1%):
Industrials (1.1%):
Cramo Oyj	299,350	7,863
Valmet OYJ	292,091	5,742
		13,605
France (9.0%):
Consumer Discretionary (1.5%):
Elior Group (d)	166,783	4,418
Faurecia Manufacture Automoblie Parts	93,273	6,472
Seb SA	24,624	4,519
Television Francaise	290,919	4,250
		19,659
Financials (0.9%):
Amundi SA (d)	91,600	7,616
SCOR SE	107,169	4,494
		12,110
Health Care (1.1%):
Ipsen SA	105,524	14,039

Industrials (2.3%):
Edenred	133,676	3,634
Eiffage SA	109,634	11,353
Teleperformance	99,468	14,838
		29,825
Information Technology (1.8%):
Alten Ltd.	67,074	6,064
Atos SE	60,405	9,368
Criteo SA, ADR (b)(c)	72,508	3,009
Worldline SA (c)(d)	107,096	4,541
		22,982
Materials (0.8%):
Arkema SA	90,451	11,098

Real Estate (0.6%):
Nexity SA	125,618	7,676
		117,389
Germany (6.4%):
Financials (0.3%):
Aareal Bank AG	97,216	4,121

Health Care (0.8%):
Carl Zeiss Meditec AG	119,105	6,231
Gerresheimer AG	44,348	3,436
		9,667

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Industrials (2.3%):
Duerr AG	106,242	$14,225
MTU Aero Engines Holding AG	35,285	5,634
Rheinmetall AG	42,048	4,742
VTG AG (b)	103,842	5,771
		30,372
Information Technology (1.1%):
Bechtle AG	74,567	5,588
Wirecard AG (b)	96,023	8,796
		14,384
Materials (0.5%):
Lanxess AG	79,820	6,303

Real Estate (1.1%):
Alstria Office REIT AG	424,588	6,069
TAG Immobilien AG	477,861	8,038
		14,107
Telecommunication Services (0.3%):
Freenet AG	131,909	4,414
		83,368
Hong Kong (1.2%):
Consumer Discretionary (0.8%):
Man Wah Holdings Ltd. (b)	12,112,000	10,869

Information Technology (0.4%):
Tongda Group Holdings Ltd. (b)	19,330,000	5,212
		16,081
Ireland (1.1%):
Health Care (0.7%):
UDG Healthcare PLC	825,339	9,405

Industrials (0.4%):
Grafton Group PLC	446,809	4,975
		14,380
Isle of Man (0.3%):
Information Technology (0.3%):
Playtech Ltd.	292,189	3,597

Italy (3.5%):
Consumer Discretionary (1.3%):
Brembo SpA	1,010,038	17,096

Financials (0.3%):
Azimut Holding SpA	196,236	4,251

Health Care (0.8%):
Amplifon SpA	720,388	10,965

Telecommunication Services (0.5%):
Infrastructure Wireless Italiane SpA (d)	988,514	6,542

Utilities (0.6%):
A2A SpA	4,136,965	7,117
		45,971
Japan (21.5%):
Consumer Discretionary (3.8%):
Daikyonishikawa Corp.	328,400	5,292
Dcm Holdings Co. Ltd.	366,600	3,311
Doutor Nichires Holdings Co. Ltd.	346,900	7,454
Macromill, Inc. (b)	204,600	4,658
Paltac Corp.	199,400	7,783
Round One Corp.	437,200	5,884
Saizeriya Co. Ltd.	132,100	3,638
Starts Corp., Inc.	191,100	4,918
Sumitomo Forestry Co. Ltd.	414,800	6,497
		49,435

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Consumer Staples (2.2%):
Fuji Oil Co. Ltd.	147,300	$3,846
Mandom Corp.	238,200	6,563
Matsumotokiyoshi Holdings Co. Ltd.	111,600	7,476
Morinaga & Co. Ltd.	83,000	4,622
Nippon Suisan Kaisha, Ltd. (b)	986,000	5,507
		28,014
Financials (1.5%):
North Pacific Bank Ltd.	1,578,500	5,002
The Shiga Bank Ltd.	1,220,000	6,790
Zenkoku Hosho Co. Ltd.	188,600	7,928
		19,720
Health Care (1.1%):
Asahi Intecc Co. Ltd.	93,400	4,873
Nippon Shinyaku Co. Ltd.	63,400	4,407
Ship Healthcare Holdings, Inc.	146,800	4,535
		13,815
Industrials (7.2%):
CKD Corp.	413,400	8,136
Daifuku Co. Ltd.	178,800	8,819
Daihen Corp.	730,000	6,483
Fujikura Ltd.	424,400	3,411
Kanamotoc Co. Ltd.	170,400	5,383
Maeda Corp.	595,000	7,279
Nissha Printing Co. Ltd. (b)	115,700	3,143
Outsourcing, Inc.	559,000	7,785
Penta-Ocean Construction Co. Ltd.	768,400	4,852
Ryobi Ltd.	173,600	4,679
Sanwa Holdings Corp.	854,100	9,810
Seino Holdings Co. Ltd.	463,000	6,507
Takasago Thermal Engineering Co. Ltd.	223,900	3,702
TODA Corp.	651,000	5,078
Tsubakimoto Chain Co.	552,000	4,412
Ut Group Co. Ltd. (c)	239,200	4,688
		94,167
Information Technology (2.2%):
Horiba Ltd.	72,400	4,100
Net One Systems Co. Ltd.	473,100	5,010
TIS, Inc.	228,900	6,761
Tokyo Seimitsu Co. Ltd.	169,900	6,030
Ulvac, Inc.	109,800	6,921
		28,822
Materials (1.8%):
Denka Co. Ltd.	267,600	8,827
DOWA Holdings Co. Ltd.	87,000	3,196
Sumitomo Bakelite Co. Ltd.	832,000	6,135
Tokyo Steel Manufacturing Co. Ltd.	704,400	5,815
		23,973
Real Estate (1.7%):
Japan Hotel REIT Investment Corp.	6,875	4,346
Nippon Accommodations Fund, Inc.	1,379	5,357
Open House Co. Ltd.	195,100	6,818
Sun Frontier Fudousan Co. Ltd.	573,300	6,200
		22,721
		280,667
Korea, Republic Of (4.4%):
Consumer Discretionary (0.8%):
GS Home Shopping, Inc.	19,687	3,736
Nexen Tire Corp.	258,077	2,990
SL Corp.	224,590	3,653
		10,379
Financials (0.6%):
KIWOOM Securities Co. Ltd.	119,881	7,601

Health Care (0.7%):
Dongkook Pharmaceutical Co. Ltd.	63,956	3,241

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Hugel, Inc. (c)	12,202	$5,637
		8,878
Industrials (0.3%):
LS Industrial Systems Co. Ltd.	71,434	3,383

Information Technology (1.2%):
DuzonBizon Co. Ltd.	174,807	4,770
SFA Engineering Corp.	159,016	5,760
Tes Co. Ltd.	205,546	5,748
		16,278
Materials (0.8%):
Poongsan Corp.	126,556	5,689
SKC Co. Ltd.	145,436	5,251
		10,940
		57,459
Luxembourg (1.5%):
Consumer Discretionary (0.6%):
SAF-Holland SA	398,833	8,109

Industrials (0.9%):
Stabilus SA	124,119	11,277
		19,386
Netherlands (4.2%):
Consumer Staples (0.4%):
Refresco Gerber NV (d)	227,057	4,578

Financials (1.3%):
ASR Nederland NV	155,344	6,211
Euronext NV (d)	177,614	10,812
		17,023
Industrials (1.2%):
Philips Lighting NV (d)	172,751	6,973
Postnl NV	705,714	3,040
TKH Group NV	88,229	5,731
		15,744
Information Technology (0.9%):
Asm International NV	66,648	4,215
BE Semiconductor Industries	116,356	8,098
		12,313
Materials (0.4%):
Amg Advanced Metallurgical Group NV	128,934	5,559
		55,217
New Zealand (0.5%):
Health Care (0.5%):
Summerset Group Holdings Ltd. (b)	1,814,349	6,656

Singapore (1.0%):
Information Technology (0.4%):
Venture Corp. Ltd.	394,200	5,129

Real Estate (0.6%):
Fortune REIT	3,554,000	4,175
Mapletree Industrial Trust	3,065,721	4,240
		8,415
		13,544
Spain (2.7%):
Consumer Discretionary (0.3%):
Melia Hotels International SA	289,442	4,186

Consumer Staples (0.7%):
Distribuidora Internacional de Alimentacion SA	571,915	3,340
Ebro Foods SA	260,965	6,187
		9,527

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Energy (0.7%):
Enagas SA	214,184	$6,035
Tecnicas Reunidas SA (b)	83,402	2,639
		8,674
Financials (0.6%):
Bankinter SA	829,796	7,858

Real Estate (0.4%):
Merlin Properties Socimi SA	326,180	4,521
		34,766
Sweden (2.8%):
Consumer Discretionary (0.6%):
Dometic Group AB (d)	411,662	3,506
Scandic Hotels Group AB (d)	351,270	4,823
		8,329
Health Care (0.3%):
Swedish Orphan Biovitrum AB (c)	239,573	3,691

Industrials (0.3%):
Intrum Justitia AB (b)	116,440	4,121

Materials (0.5%):
SSAB AB, B Shares (c)	1,689,063	6,725

Real Estate (0.7%):
Wihlborgs Fastigheter AB	348,949	8,545

Telecommunication Services (0.4%):
Com Hem Holding AB	390,510	5,593
		37,004
Switzerland (7.9%):
Consumer Staples (0.3%):
Emmi AG	5,353	3,511

Financials (2.2%):
Helvetia Holding AG, Registered Shares	6,090	3,311
Julius Baer Group Ltd.	120,485	7,151
Partners Group Holding AG	10,533	7,153
Swiss Life Holding AG	32,655	11,515
		29,130
Health Care (1.9%):
Lonza Group AG, Registered Shares	62,796	16,505
Straumann Holding AG	12,349	7,944
		24,449
Industrials (2.0%):
Adecco SA, Registered Shares	47,020	3,664
Georg Fischer AG	11,149	13,763
Wizz Air Holdings PLC (c)(d)	220,354	8,454
		25,881
Information Technology (0.9%):
Logitech International SA	327,397	11,964

Materials (0.6%):
Clariant AG	164,722	3,949
Sika AG	625	4,655
		8,604
		103,539
United Kingdom (13.8%):
Consumer Discretionary (2.3%):
Bellway PLC	130,876	5,788
Cineworld UK Ltd.	432,014	3,924
Inchcape PLC	354,334	4,098
JD Sports Fashion PLC	1,044,714	5,237
Ladbrokes PLC	1,631,589	2,671
Pendragon PLC	7,629,744	3,284
Redrow PLC	597,560	4,741
		29,743
Consumer Staples (0.7%):
Greggs PLC	313,620	5,243

See notes to schedules of investments.

Security Description	Shares	Fair Value (a)
Tate & Lyle PLC	450,266	$3,909
		9,152
Energy (0.3%):
Cairn Energy PLC (c)	1,320,066	3,391

Financials (2.2%):
Aldermore Group PLC (c)	2,216,993	6,848
Beazley PLC	887,220	5,706
Intermediate Capital Group PLC	391,820	4,919
Jupiter Fund Management PLC	920,979	6,821
TP ICAP PLC	634,086	4,454
		28,748
Health Care (0.6%):
Clinigen Group PLC	576,846	8,262

Industrials (2.9%):
Costain Group PLC	682,512	4,100
Hays PLC	2,509,386	6,373
Keller Group PLC	383,885	4,212
National Express Group PLC	1,206,907	5,725
Northgate PLC	663,283	3,861
Rentokil Initial PLC	1,483,146	5,975
Ultra Electronics Holdings PLC	134,467	3,240
Vesuvius PLC	598,077	4,731
		38,217
Information Technology (1.4%):
Auto Trader Group PLC (d)	868,848	4,570
Dialog Semiconductor PLC (c)	89,204	3,948
Electrocomponents PLC	802,407	6,685
Moneysupermarket.com Group PLC	775,844	3,307
		18,510
Materials (1.9%):
DS Smith PLC	617,379	4,081
Hill & Smith Holdings PLC	262,057	4,447
Ibstock PLC (d)	1,149,726	3,511
RPC Group PLC	343,196	4,557
Synthomer PLC	1,199,718	7,853
		24,449
Real Estate (1.2%):
Hansteen Holdings PLC	2,496,138	4,616
Safestore Holdings PLC	1,117,732	6,545
The Unite Group PLC	449,734	4,144
		15,305
Utilities (0.3%):
Pennon Group PLC	353,019	3,769
		179,546
Total Common Stocks (Cost $968,563)		1,274,615

Exchange-Traded Funds (1.2%)
United States (1.2%):
Vanguard FTSE Developed Markets ETF	359,229	15,594
Total Exchange-Traded Funds (Cost $15,408)		15,594

Collateral for Securities Loaned (3.7%)
United States (3.7%):
Fidelity Investments Money Market Government Portfolio, Class I, 0.95%(e)	42,571,808	42,572
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.88%(e)	5,286,049	5,286
Total Collateral for Securities Loaned (Cost $47,858)		47,858

See notes to schedules of investments.

Security Description	Fair Value (a)
Total Investments (Cost $1,031,829) — 102.6%	$1,338,067
Liabilities in excess of other assets — (2.6)%	(33,668)
NET ASSETS - 100.00%	$1,304,399

(a)                       All securities, except those traded on exchanges in the United States (including ADRs) and Canada were fair valued as of September 30, 2017. See Note 1 for further information.

(b)                       All or a portion of this security is on loan.

(c)                        Non-income producing security.

(d)                       Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $70,344 (thousands) and amounted to 5.4% of net assets.

(e)                        Rate periodically changes. Rate disclosed is the daily yield on September 30, 2017.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Liability Company

REIT—Real Estate Investment Trust

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Total Return Bond Fund	September 30, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Asset Backed Securities (11.2%)
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class B, 2.40%, 5/18/22, Callable 2/18/21 @ 100(a)	$485	$486
AmeriCredit Automobile Receivables Trust, Series 2013-4, Class C, 2.72%, 9/9/19, Callable 3/8/18 @ 100(a)	97	97
Ameriquest Mortgage Securities, Series 04-R12, Class M1, 2.09%(US0001M+86bps), 1/25/35, Callable 10/25/17 @ 100(b)	672	672
Drive Auto Receivables Trust, Series 17-AA, Class C, 2.98%, 1/18/22, Callable 4/15/20 @ 100(c)	36	36
Drive Auto Receivables Trust, Series 17-BA, Class B, 2.20%, 5/15/20, Callable 12/15/19 @ 100(c)	360	360
Drive Auto Receivables Trust, Series 2017-1, Class B, 2.36%, 3/15/21, Callable 11/15/21 @ 100	360	360
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38%, 11/15/21, Callable 6/15/19 @ 100(a)(b)(c)	918	926
Drive Auto Recievables Trust, Series 16-CA, Class C, 3.02%, 11/15/21, Callable 2/15/20 @ 100(c)	1,000	1,012
DT Auto Owner Trust, Series 2017-2A, Class B, 2.44%, 2/15/21, Callable 8/15/20 @ 100(c)	435	436
DT Auto Owner Trust, Series 2017-3A, Class B, 2.40%, 5/17/21, Callable 6/15/22 @ 100(c)	250	250
GM Financial Automobile Leasing Trust, Series 2017-2, Class A4, 2.18%, 6/21/21, Callable 4/20/20 @ 100	765	768
GM Financial Automobile Leasing Trust, Series 17-1, Class A3, 2.06%, 5/20/20, Callable 12/20/19 @ 100	278	279
Great America Leasing Receivables, Series 2014-1, Class B, 1.86%, 8/15/20, Callable 11/15/17 @ 100(c)	1,000	1,000
Home Equity Asset Trust, Series 2005-2, Class M5, 2.33%(US0001M+110bps), 7/25/35, Callable 10/25/17 @ 100(b)	1,000	994
Hyundai Auto Receivables Trust, Series 2013-C, Class C, 2.48%, 3/15/19, Callable 1/15/18 @ 100(a)	350	351
Park Place Securities, Inc., Series 04-WCW2, Class M2, 2.21%(US0001M+98bps), 10/25/34, Callable 10/25/17 @ 100(b)	215	215
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 1.50%(US0001M+26bps), 4/25/35, Callable 8/25/19 @ 100(b)	124	122
Residential Asset Mortgage Products, Inc., Series 2006-RZ4, Class A2, 1.42%(US0001M+18bps), 10/25/36, Callable 7/25/20 @ 100(a)(b)	57	57
Santander Drive Auto Receivables Trust, Series 2017-2, Class B, 2.21%, 10/15/21, Callable 5/15/20 @ 100	555	555
Santander Drive Auto Receivables Trust, Series 16-3, Class C, 2.46%, 3/15/22, Callable 11/15/19 @ 100(a)	985	989
World Financial Network Credit Card Master Trust, Series 2017-A, Class A, 2.12%, 3/15/24	570	570
World Omni Automobile Lease Securitization Trust, Series 2017-A, Class A3, 2.13%, 4/15/20, Callable 2/15/20 @ 100	751	753
Total Asset Backed Securities (Cost $11,200)		11,288

Collateralized Mortgage Obligations (4.0%)
Commercial Mortgage Trust, Series 2013-LC6, Class B, 3.74%, 1/10/46(a)	320	324
Commercial Mortgage Trust, Series 2012-CR4, Class B, 3.70%, 10/15/45(c)	615	623
Commercial Mortgage Trust, Series 2012-CR5, Class A2, 1.68%, 12/10/45(a)	254	254
Countrywide Alternative Loan Trust, Series 2005-3CB, Class 1A10, 5.25%, 3/25/35, Callable 1/25/19 @ 100(a)	32	30
GS Mortgage Securities Trust, Series 2012-GC6, Class B, 5.84%, 1/10/45(b)(c)	500	549

See notes to schedules of investments.

Security Description	Principal Amount	Value
GSR Mortgage Loan Trust, Series 2004-15F, Class 2A1, 6.00%, 12/25/34, Callable 4/25/34 @ 100(a)	$155	$162
MASTR Alternative Loans Trust, Series 2004-10, Class 3A1, 5.00%, 9/25/19, Callable 12/25/17 @ 100(a)	52	52
Residential Funding Mortgage Securities I, Inc., Series 2006-S1, Class 1A5, 5.25%, 1/25/36, Callable 8/25/19 @ 100(a)	102	96
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class B, 4.72%, 3/15/47, Callable 3/1/24 @ 100(b)	208	220
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class A2, 2.92%, 8/15/47	860	868
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class A5, 3.24%, 12/15/45	270	272
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.74%, 12/15/45	585	588
Total Collateralized Mortgage Obligations (Cost $4,093)		4,038

Corporate Bonds (49.5%)
Consumer Discretionary (4.5%):
Bed Bath & Beyond, Inc., 5.17%, 8/1/44, Callable 2/1/44 @ 100	275	243
Best Buy Co., Inc., 5.50%, 3/15/21, Callable 12/15/20 @ 100	385	419
Coach, Inc., 4.25%, 4/1/25, Callable 1/1/25 @ 100	285	294
D.R. Horton, Inc., 5.75%, 8/15/23, Callable 5/15/23 @ 100	300	341
Darden Restaurants, Inc., 3.85%, 5/1/27, Callable 2/1/27 @ 100	200	204
Dish DBS Corp., 5.00%, 3/15/23	200	205
Hasbro, Inc., 6.35%, 3/15/40	480	584
Lear Corp., 3.80%, 9/15/27, Callable 6/15/27 @ 100	350	349
LKQ Corp., 4.75%, 5/15/23, Callable 5/15/18 @ 102.38	440	454
NVR, Inc., 3.95%, 9/15/22, Callable 6/15/22 @ 100 (a)	660	690
O’Reilly Automotive, Inc., 4.63%, 9/15/21, Callable 6/15/21 @ 100	275	295
SES Global Americas Holdings GP, 5.30%, 3/25/44 (c)	350	337
Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 5/15/18 @ 102.31 (c)	225	232
		4,647
Consumer Staples (4.5%):
Altria Group, Inc., 4.25%, 8/9/42	105	108
Church & Dwight Co., Inc., 2.88%, 10/1/22	780	787
Kerry Group Finance Services, 3.20%, 4/9/23, Callable 1/9/23 @ 100	800	797
Mead Johnson Nutrition Co.
4.90%, 11/1/19 (a)	880	934
4.60%, 6/1/44, Callable 12/1/43 @ 100 (a)	295	325
Reynolds American, Inc.
4.85%, 9/15/23	686	755
6.15%, 9/15/43 (a)	175	220
Tyson Foods, Inc., 3.55%, 6/2/27, Callable 3/2/27 @ 100	198	201
Vector Group Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06 (c)	350	362
		4,489
Energy (4.6%):
Boardwalk Pipelines LP, 4.45%, 7/15/27, Callable 4/15/27 @ 100	390	398
Cameron International Corp., 6.38%, 7/15/18	638	661
Canadian National Resources, 3.85%, 6/1/27, Callable 3/1/27 @ 100	335	338
Enable Midstream Partners LP, 4.40%, 3/15/27, Callable 12/15/26 @ 100	325	332
Equities Corp., 6.50%, 4/1/18	649	663
FMC Technologies, Inc., 2.00%, 10/1/17	690	690
Marathon Petroleum Corp., 4.75%, 9/15/44, Callable 3/15/44 @ 100	430	426
Valero Energy Corp., 10.50%, 3/15/39	435	710
Western Gas Partners, LP, 3.95%, 6/1/25, Callable 3/1/25 @ 100 (a)	500	502
		4,720
Financials (13.6%):
Aflac, Inc., 2.88%, 10/15/26, Callable 7/15/26 @ 100	335	330
Alleghany Corp.
4.95%, 6/27/22	640	701

See notes to schedules of investments.

Security Description	Principal Amount	Value
4.90%, 9/15/44, Callable 3/15/44 @ 100	$204	$215
Bank of America Corp.
2.33%(US0003M+63bps), 10/1/21, Callable 10/1/20 @ 100 (b)	265	265
2.50%, 10/21/22, Callable 10/21/21 @ 100, MTN	515	510
BB&T Corp.
3.95%, 3/22/22, Callable 2/22/22 @ 100	365	385
2.75%, 4/1/22, Callable 3/1/22 @ 100, MTN	480	488
Capital One Financial Corp.
2.45%, 4/24/19, Callable 3/24/19 @ 100	325	327
4.20%, 10/29/25, Callable 9/29/25 @ 100	545	560
Cincinnati Financial Corp., 6.13%, 11/1/34	320	389
Citigroup, Inc.
2.40%, 2/18/20	820	825
2.70%, 3/30/21	475	479
4.13%, 7/25/28	170	175
JPMorgan Chase & Co.
3.88%, 9/10/24	381	397
2.95%, 10/1/26, Callable 7/1/26 @ 100	175	171
5.60%, 7/15/41	230	287
5.40%, 1/6/42	190	232
Key Bank NA, 2.50%, 12/15/19	1,000	1,011
KeyCorp, 2.90%, 9/15/20, MTN	250	255
MetLife, Inc., 6.82%, 8/15/18 (a)	200	209
Morgan Stanley
2.50%, 1/24/19	930	937
2.65%, 1/27/20	630	637
3.13%, 7/27/26, MTN	200	196
SVB Financial Group
5.38%, 9/15/20	215	233
3.50%, 1/29/25	135	135
The Goldman Sachs Group, Inc.
2.38%, 1/22/18	555	556
2.35%, 11/15/21, Callable 11/15/20 @ 100	265	263
3.50%, 1/23/25, Callable 10/23/24 @ 100	275	279
Torchmark Corp., 9.25%, 6/15/19	410	457
UBS Group Funding Switzerland AG, 2.95%, 9/24/20	500	508
Unum Group, 3.00%, 5/15/21, Callable 4/15/21 @ 100	260	263
Wachovia Corp., 5.50%, 8/1/35 (a)	140	164
Wells Fargo & Co.
3.45%, 2/13/23	585	600
4.90%, 11/17/45 (a)	185	206
		13,645
Health Care (4.5%):
Agilent Technologies, Inc.
6.50%, 11/1/17 (a)	76	76
3.88%, 7/15/23, Callable 4/15/23 @ 100	295	308
Amgen, Inc., 6.90%, 6/1/38	250	334
Biogen, Inc., 2.90%, 9/15/20	690	706
DaVita, Inc., 5.13%, 7/15/24, Callable 7/15/19 @ 102.56 (a)	291	291
DENTSPLY Sirona, Inc., 4.13%, 8/15/21, Callable 5/15/21 @ 100	360	372
Express Scripts Holding, 2.25%, 6/15/19	415	418
Express Scripts Holding Co.
3.00%, 7/15/23, Callable 5/15/23 @ 100	160	160
4.80%, 7/15/46, Callable 1/15/46 @ 100	180	190
Gilead Sciences, Inc.
4.40%, 12/1/21, Callable 9/1/21 @ 100 (a)	835	904
4.80%, 4/1/44, Callable 10/1/43 @ 100	33	37
HCA Holdings, Inc., 6.25%, 2/15/21	300	324
Humana, Inc., 3.95%, 3/15/27, Callable 12/15/26 @ 100	280	293
		4,413
Industrials (5.8%):
Acuity Brands Lighting, Inc., 6.00%, 12/15/19	890	960
Aercap Holdings NV, 4.63%, 10/30/20	700	745
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100	115	106
Hexcel Corp., 3.95%, 2/15/27, Callable 11/15/26 @ 100	150	154
IDEX Corp., 4.20%, 12/15/21, Callable 9/15/21 @ 100	430	449

See notes to schedules of investments.

Security Description	Principal Amount	Value
JB Hunt Transport Services, Inc., 3.30%, 8/15/22, Callable 6/15/22 @ 100 (a)	$275	$282
Kansas City Southern, 4.95%, 8/15/45, Callable 2/15/45 @ 100	210	234
Orbital ATK, Inc., 5.25%, 10/1/21, Callable 11/6/17 @ 102.63 (a)	400	412
Oshkosh Corp., 5.38%, 3/1/25, Callable 3/1/20 @ 102.69 (a)	100	106
Rockwell Automation, Inc., 6.25%, 12/1/37	155	202
Roper Technologies, Inc.
1.85%, 11/15/17 (a)	245	245
6.25%, 9/1/19	695	749
Valmont Industries, Inc., 5.00%, 10/1/44, Callable 4/1/44 @ 100 (a)	370	370
WESCO International, Inc., 5.38%, 12/15/21, Callable 11/6/17 @ 104.03 (a)	655	676
		5,690
Information Technology (4.2%):
Activision Blizzard, Inc.
2.30%, 9/15/21, Callable 8/15/21 @ 100	355	353
6.13%, 9/15/23, Callable 9/15/18 @ 103.06 (c)	525	563
4.50%, 6/15/47, Callable 12/15/46 @ 100	145	147
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100	120	136
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100	109	114
Cardtronics, Inc., 5.50%, 5/1/25, Callable 5/1/20 @ 104.13 (c)	329	337
Electronic Arts, Inc., 3.70%, 3/1/21, Callable 2/1/21 @ 100	765	796
Juniper Networks, Inc., 5.95%, 3/15/41	180	200
Maxim Integrated Product, Inc., 2.50%, 11/15/18	850	855
NVIDIA Corp., 2.20%, 9/16/21, Callable 8/16/21 @ 100	165	164
Tyco Electronics Group SA, 2.38%, 12/17/18, Callable 11/17/18 @ 100 (a)	245	246
VMware, Inc.
2.30%, 8/21/20	130	130
2.95%, 8/21/22, Callable 7/21/22 @ 100	345	347
		4,388
Materials (1.7%):
Newcrest Finance Pty Ltd., 5.75%, 11/15/41	155	173
NewMarket Corp., 4.10%, 12/15/22	724	752
Nucor Corp., 5.20%, 8/1/43, Callable 2/1/43 @ 100	125	146
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40	100	119
Southern Copper Corp., 5.25%, 11/8/42 (a)	160	170
Vale Overseas Ltd., 6.25%, 8/10/26	320	364
		1,724
Real Estate (2.1%):
Columbia Property Trust Operating Partnership, 3.65%, 8/15/26, Callable 5/15/26 @ 100	225	220
Health Care REIT, Inc., 5.25%, 1/15/22, Callable 10/15/21 @ 100 (a)	330	363
Kilroy Realty Corp., 4.80%, 7/15/18, Callable 5/15/18 @ 100	1,250	1,270
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	300	299
		2,152
Telecommunication Services (1.7%):
AT&T, Inc.
4.45%, 4/1/24, Callable 1/1/24 @ 100	130	138
3.95%, 1/15/25, Callable 10/15/24 @ 100 (a)	835	856
6.15%, 9/15/34 (a)	275	316
6.30%, 1/15/38 (a)	215	253
CenturyLink, Inc., 5.63%, 4/1/20	100	104
		1,667
Utilities (2.3%):
Consolidated Edison, Inc., 6.30%, 8/15/37	250	336
Empresa Nacional de Electricidad SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100	500	526
Iberdrola International BV
6.75%, 9/15/33	50	61
6.75%, 7/15/36	110	143
Oklahoma G&e Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100	190	219

See notes to schedules of investments.

Security Description	Principal Amount	Value
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 (a)	$320	$335
SCANA Corp., 4.75%, 5/15/21, Callable 2/15/21 @ 100	365	383
South Carolina Electric & Gas, 4.10%, 6/15/46, Callable 12/15/45 @ 100	365	369
		2,372
Total Corporate Bonds (Cost $48,925)		49,907

Residential Mortgage Backed Securities (0.4%)
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 2.56%(US0001M+132bps), 10/25/32, Callable 10/25/17 @ 100(b)	177	178
JPMorgan Mortgage Trust, Series 2016-4, Class A5, 3.50%, 10/25/46, Callable 12/25/37 @ 100(a)(b)(c)	249	255
Total Residential Mortgage Backed Securities (Cost $426)		433

U.S. Government Mortgage Backed Agencies (30.5%)
Federal Home Loan Mortgage Corp.
8.50%, 2/1/20 (a)	4	4
9.00%, 10/1/20 - 4/1/25 (a)	23	26
7.50%, 8/1/29 (a)	16	18
5.00%, 7/1/39 (a)	4,357	4,775
4.50%, 5/1/47	5,141	5,528
3.50%, 8/1/47	2,941	3,035
		13,386
Federal National Mortgage Association
Series 1990-5, Class J, 8.20%, 1/25/20 (a)	14	15
6.00%, 2/1/37 (a)	465	519
Series 2015-61, Class PV, 3.50%(b), 5/25/44	1,018	1,065
3.00%, 2/1/47	2,557	2,574
3.50%, 9/1/47	1,665	1,719
3.50%, 10/25/47 (d)	4,000	4,123
4.00%, 10/25/47 (d)	7,000	7,370
		17,385
Total U.S. Government Mortgage Backed Agencies (Cost $30,916)		30,771

U.S. Treasury Obligations (11.5%)
U.S. Treasury Bonds, 2.88%, 5/15/43 (a)	5,805	5,854
U.S. Treasury Notes
1.63%, 8/31/19, 8/31/19 (a)	798	800
1.75%, 5/31/22, 5/31/22	1,069	1,062
2.00%, 8/15/25, 8/15/25	3,996	3,928
Total U.S. Treasury Obligations (Cost $11,979)		11,644
Total Investments (Cost $107,539) — 107.1%		108,081
Liabilities in excess of other assets — (7.1)%		(7,172)
NET ASSETS - 100.00%		$100,909

(a)                   All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

(b)                   Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2017.

(c)                    Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2017, the fair value of these securities was $7,278 (thousands) and amounted to 7.2% of net assets.

(d)                   Security purchased on a when-issued basis.

LP—Limited Partnership

MTN—Medium Term Note

REIT—Real Estate Investment Trust

US0001M—1 Month US Dollar LIBOR

US0003M—3 Month US Dollar LIBOR

See notes to schedules of investments.

Futures Contracts Purchased

(Amounts in Thousands, Except for Contracts)

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
10-Year U.S. Treasury Note Future	29	12/19/17	$3,634	$(26)
2-Year U.S. Treasury Note Future	19	12/29/17	4,098	(8)
5-Year U.S. Treasury Note Future	7	12/29/17	823	(5)
				$(39)

The table below presents centrally-cleared credit default swap contracts as of September 30, 2017:

(Amounts in Thousands)

Protection Sold(a)

Description	Counterparty	Maturity Date	Payment Frequency	Implied Credit Spread at September 30, 2017(b)	Notional Amount(c)	Value	Premiums Paid	Unrealized Appreciation
CDX North America High Yield Index Swap Agreement; Series 28	Goldman Sachs	6/20/22	Quarterly	3.14%	$3,000	$232	$229	$3

(a)                     When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.

(b)                    Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)                     The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

See notes to schedules of investments.

Notes to Schedules of Investments
Victory Portfolios	September 30, 2017
(Unaudited)

1. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

The Trust currently offers shares of 46 funds.  The accompanying Schedules of Portfolio Investments are those of the following 12 funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered	Investment Objectives
Victory Integrity Discovery Fund (“Integrity Discovery Fund”)	Classes A, C, R and Y	Seeks to provide capital appreciation

Notes to Schedules of Investments - continued
Victory Portfolios	September 30, 2017
(Unaudited)

Victory Integrity Mid-Cap Value Fund (“Integrity Mid-Cap Value Fund”)	Classes A, R6 and Y	Seeks to provide capital appreciation
Victory Integrity Small-Cap Value Fund (“Integrity Small-Cap Value Fund”)	Classes A, C, R, R6 and Y	Seeks to provide long-term capital appreciation
Victory Integrity Small/Mid-Cap Value Fund (“Integrity Small/Mid-Cap Value Fund”)	Classes A, R6 and Y	Seeks to provide capital appreciation
Victory Munder Multi-Cap Fund (“Munder Multi-Cap Fund”)	Classes A, C, R and Y	Seeks to provide long-term capital appreciation
Victory S&P 500 Index Fund (“S&P 500 Index Fund”)	Classes A, R and Y	Seeks to provide performance and income that is comparable to the S&P 500© Index
Victory Munder Mid-Cap Core Growth Fund (“Munder Mid-Cap Core Growth Fund”)	Classes A, C, R, R6 and Y	Seeks to provide long-term capital appreciation
Victory Munder Small Cap Growth Fund (“Munder Small Cap Growth Fund”)	Classes A, I and Y	Seeks to provide long-term capital appreciation
Victory Trivalent Emerging Markets Small-Cap Fund (“Trivalent Emerging Markets Small-Cap Fund”)	Classes A and Y	Seeks to provide long-term growth of capital
Victory Trivalent International Fund-Core Equity (“Trivalent International Fund-Core Equity)	Classes A, C, I, R6 and Y	Seeks to provide long-term growth of capital
Victory Trivalent International Small-Cap Fund (“Trivalent International Small-Cap Fund”)	Classes A, C, I, R6 and Y	Seeks to provide long-term growth of capital
Victory INCORE Total Return Bond Fund (“INCORE Total Return Bond Fund”)	Classes A, C, R6 and Y	Seeks to provide a high level of current income together with capital appreciation

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

Notes to Schedules of Investments - continued
Victory Portfolios	September 30, 2017
(Unaudited)

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including exchange-traded funds, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Certain non-exchange-traded derivatives, such as certain swaps, have inputs which can generally be corroborated by market data and are therefore categorized as Level 2 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

Notes to Schedules of Investments - continued
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(Unaudited)

For the period ended September 30, 2017, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of September 30, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments (in thousands):

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Integrity Discovery Fund
Common Stocks	$137,097		$—	$—	$—	$137,097	$—
Collateral for Securities Loaned	3,613		—	—	—	3,613	—
Total	140,710		—	—	—	140,710	—

Integrity Mid-Cap Value Fund
Common Stocks	58,881		—	—	—	58,881	—
Collateral for Securities Loaned	508		—	—	—	508	—
Total	59,389		—	—	—	59,389	—

Integrity Small-Cap Value Fund
Common Stocks	2,556,702		—	—	—	2,556,702	—
Collateral for Securities Loaned	111,145		—	—	—	111,145	—
Total	2,667,847		—	—	—	2,667,847	—

Integrity Small/Mid-Cap Value Fund
Common Stocks	67,823		—	—	—	67,823	—
Collateral for Securities Loaned	589		—	—	—	589	—
Total	68,412		—	—	—	68,412	—

Munder Multi-Cap Fund
Common Stocks	431,323		—	—	—	431,323	—
Exchange-Traded Funds	2,169		—	—	—	2,169	—
Collateral for Securities Loaned	1,135		—	—	—	1,135	—
Total	434,627		—	—	—	434,627	—

S&P 500 Index Fund
Common Stocks	231,317		—	—	—	231,317	—
Collateral for Securities Loaned	531		—	—	—	531	—
Futures Contracts	—		31	—	—	—	31
Total	231,848		31	—	—	231,848	31

Munder Mid-Cap Core Growth Fund
Common Stocks	3,872,459		—	—	—	3,872,459	—
Exchange-Traded Funds	35,372		—	—	—	35,372	—
Total	3,907,831		—	—	—	3,907,831	—

Munder Small Cap Growth Fund
Common Stocks	6,273		—	—	—	6,273	—
Exchange-Traded Funds	156		—	—	—	156	—
Collateral for Securities Loaned	91		—	—	—	91	—
Total	6,520		—	—	—	6,520	—

Trivalent Emerging Markets Small-Cap Fund
Common Stocks	916	(a)	—	4,498	—	5,414	—
Preferred Stocks	—		—	37	—	37	—

Notes to Schedules of Investments - continued
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(Unaudited)

	Level 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs		Total (continued)
	Investments in Securities		Other Financial Investments^	Investments in Securities	Other Financial Investments^	Investments in Securities	Other Financial Investments^
Rights	$—		$—	$2	$—	$2	$—
Exchange-Traded Funds	128		—	—	—	128	—
Warrants	—		—	6	—	6	—
Collateral for Securities Loaned	137		—	—	—	137	—
Total	1,181		—	4,543	—	5,724	—

Trivalent International Fund-Core Equity
Common Stocks	2,889	(b)	—	20,790	—	23,679	—
Preferred Stocks	118	(c)	—	—	—	118	—
Exchange-Traded Funds	875		—	—	—	875	—
Warrants	—		—	15	—	15	—
Collateral for Securities Loaned	384		—	—	—	384	—
Total	4,266		—	20,805	—	25,071	—

Trivalent International Small-Cap Fund
Common Stocks	92,763	(d)	—	1,181,852	—	1,274,615	—
Exchange-Traded Funds	15,594		—	—	—	15,594	—
Collateral for Securities Loaned	47,858		—	—	—	47,858	—
Total	156,215		—	1,181,852	—	1,338,067	—

INCORE Total Return Bond Fund
Asset Backed Securities	—		—	11,288	—	11,288	—
Collateralized Mortgage Obligations	—		—	4,038	—	4,038	—
Corporate Bonds	—		—	49,907	—	49,907	—
Residential Mortgage Backed Securities	—		—	433	—	433	—
U.S. Government Mortgage Backed Agencies	—		—	30,771	—	30,771	—
U.S. Treasury Obligations	—		—	11,644	—	11,644	—
Futures Contracts	—		(39)	—	—	—	(39)
Credit Default Swap	—		—	—	3	—	3
Total	$—		$(39)	$108,081	$3	$108,081	$(36)

Notes to Schedules of Investments - continued
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^

Other Financial instruments include any derivative instruments not reflected in the Schedules of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These instruments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

(a)	All securities categorized as Brazil and Mexico and all ADRs.
(b)	All securities categorized as Brazil, Canada, Mexico and all ADRs.
(c)	All securities categorized as Brazil.
(d)	All securities categorized as Canada and all ADRs.

There were no transfers between Level 1 and Level 2 as of September 30, 2017.

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of September 30, 2017, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified in the Schedules of Portfolio Investments.

Investment Companies:

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Notes to Schedules of Investments - continued
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Open-End & Closed-End Funds:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of September 30, 2017, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures

Notes to Schedules of Investments - continued
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(Unaudited)

transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Credit Derivatives:

The INCORE Total Return Bond Fund may enter into credit derivatives, including centrally-cleared credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Fund’s Statement of Additional Information.

Credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.

The counterparty risk for cleared swap agreements is generally lower than for uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.

The Fund may enter into CDS agreements either as a buyer or seller. The Fund may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

Notes to Schedules of Investments - continued
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For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

Upon entering into a cleared CDS, the Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as ‘‘initial margin,’’ is in the nature of a performance bond or good faith deposit on the CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as ‘‘variation margin,’’ to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as ‘‘marking-to-market.’’ The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.

The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Fund is the seller of protection are disclosed in the Schedule of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Fund for the same referenced entity or entities.

As of September 30, 2017, the INCORE Total Return Bond Fund entered into centrally-cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank N.A. (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.  Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances

Notes to Schedules of Investments - continued
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such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of September 30, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan) (000)	Value of Cash Collateral Received (000)	Value of Non-Cash Collateral Received (000)	Net Amount (000)
Integrity Discovery Fund	$3,406	$3,613	$—	$207
Integrity Mid-Cap Value Fund	497	508	—	11
Integrity Small-Cap Value Fund	105,954	111,145	—	5,191
Integrity Small/Mid-Cap Value Fund	576	589	—	13
Munder Multi-Cap Fund	1,117	1,135	—	18
S&P 500 Index Fund	513	531	—	18
Munder Small Cap Growth Fund	84	91	—	7
Trivalent Emerging Markets Small-Cap Fund	130	137	—	7
Trivalent International Fund-Core Equity	367	384	—	17
Trivalent International Small-Cap Fund	48,101	47,858	243	—

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

2. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The Trivalent Emerging Markets Small-Cap Fund, Trivalent International Fund-Core Equity and Trivalent International Small-Cap Fund invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of

Notes to Schedules of Investments - continued
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(Unaudited)

nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

3. Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules, which introduce two new regulatory reporting forms for investment companies, Form N-PORT and Form N-CEN, also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the Regulation S-X amendments was August 1, 2017 and compliance should be based on the reporting period-end date. The compliance date for Form N-PORT and Form N-CEN is June 1, 2018 and compliance should be based on the reporting period-end date. Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption is expected to have no effect on the Funds’ net assets or results of operations.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolios

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	November 28, 2017

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	November 28, 2017